MIDWEST GROUP TAX FREE TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1996
                            Amended January 7, 1997

                               Tax-Free Money Fund
                         Tax-Free Intermediate Term Fund
                           Ohio Insured Tax-Free Fund
                        California Tax-Free Money Fund
                     Royal Palm Florida Tax-Free Money Fund


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Midwest Group Tax Free Trust dated November 1, 1996. A copy of a Fund's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Midwest Group Tax Free Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094



                                 TABLE OF CONTENTS                     PAGE

THE TRUST................................................................ 3
MUNICIPAL OBLIGATIONS.................................................... 5
QUALITY RATINGS OF MUNICIPAL OBLIGATIONS................................. 8
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS............................12
INVESTMENT LIMITATIONS...................................................16
INSURERS OF THE OHIO INSURED TAX-FREE FUND'S PORTFOLIO SECURITIES....... 20
TRUSTEES AND OFFICERS....................................................21
THE INVESTMENT ADVISER AND UNDERWRITER...................................23
DISTRIBUTION PLANS.......................................................26
SECURITIES TRANSACTIONS..................................................29
PORTFOLIO TURNOVER.......................................................31
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.....................31
OTHER PURCHASE INFORMATION...............................................35
TAXES....................................................................36
REDEMPTION IN KIND.......................................................39
HISTORICAL PERFORMANCE INFORMATION.......................................39
PRINCIPAL SECURITY HOLDERS...............................................45
CUSTODIAN................................................................46
AUDITORS.................................................................46
MGF SERVICE CORP.........................................................46
TAX EQUIVALENT YIELD TABLES..............................................48
ANNUAL REPORT ...........................................................50

THE TRUST
---------

         Midwest Group Tax Free Trust (the "Trust") was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund. This Statement of Additional Information provides information relating to the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund (referred to individually as a "Fund" and collectively as the "Funds"). Information relating to the Ohio Tax-Free Money Fund is contained in a separate Statement of Additional Information. Each
Fund has its own investment objective(s) and policies.

         Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

         Both Class A (Retail) shares and Class B (Institutional) shares of the Royal Palm Florida Tax-Free Money Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Class A shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares;
(iii) each class has exclusive voting rights with respect to matters affecting only that class; and

(iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Class B shares such as checkwriting privileges and automatic investment and redemption plans. Both Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

         Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------
         Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. Municipal Obligations include tax-exempt bonds, notes and commercial paper. The Ohio Insured Tax-Free Fund invests primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Royal Palm Florida Tax-Free Money Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

         Tax-Exempt Bonds. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

         Tax-Exempt Notes. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

                  1. Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

                  2. Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

                  3. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

         Tax-Exempt Commercial Paper. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

         When-Issued Obligations. Each Fund may invest in when- issued Municipal Obligations. In connection with these investments, each Fund will direct its Custodian to place cash, U.S. Government obligations or other liquid high-grade debt instruments in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

         When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

         Participation Interests. Each Fund may invest in participation interests in Municipal Obligations. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders.

         Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

         Lease Obligations. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Lease obligations provide a premium interest rate, which along with the regular amortization of the principal, may make them attractive for a portion of the assets of the Funds. As described in the Prospectus, certain of these lease obligations contain "non-appropriation" clauses, and the Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

         Neither the Tax-Free Intermediate Term Fund nor the Ohio Insured Tax-Free Fund will invest more than 10% of its net assets in lease obligations if the Adviser determines that there is no secondary market available for these obligations and all other illiquid securities. Neither Fund intends to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Adviser to be liquid. In determining the liquidity of such obligations, the Adviser will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------
         The Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax- Free Money Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Services, Inc. ("Fitch").

         The Tax-Free Intermediate Term Fund may invest in tax-exempt bonds rated at the time of purchase within the three highest grades assigned by Moody's, S&P or Fitch. The Ohio Insured Tax- Free Fund may invest in tax-exempt bonds rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Adviser to meet the Funds' quality standards. In making this determination, the Adviser will consider the ratings assigned by the NRSROs for those obligations.

         Moody's Ratings

         1. Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

         2. Tax-Exempt Notes. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

         3. Tax-Exempt Commercial Paper. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

         S&P Ratings

         1. Tax-Exempt Bonds. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         2. Tax-Exempt Notes. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

         3. Tax-Exempt Commercial Paper. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

         Fitch Ratings

         1. Tax-Exempt Bonds. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

         2. Tax-Exempt Notes. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

         3.  Tax-Exempt Commercial Paper.  Commercial paper rated
Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

         General. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Adviser to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

         Any Municipal Obligation which depends on the credit of the U.S. Government (e.g. project notes) will be considered by the Adviser as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund (except the California Tax-Free Money Fund) may also invest in Municipal Obligations which are not rated if, in the opinion of the Adviser, subject to the review of the Board of Trustees, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

         Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------
         A more detailed discussion of some of the terms used and investment policies described in the Prospectuses (see "Investment Objectives and Policies") appears below:

         Bank Debt Instruments. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

         Commercial Paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund other than the California Tax-Free Money Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by Standard & Poor's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing;

basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         Repurchase Agreements. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         Loans of Portfolio Securities. Each Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the

Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         Majority. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------
         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         THE LIMITATIONS APPLICABLE TO THE TAX-FREE MONEY FUND, THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. A Fund will not make any additional purchases of portfolio securities while borrowings are outstanding.

         2. Underwriting. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         3. Illiquid Investments. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Fund would be invested in such securities.

         4. Real Estate. Each Fund will not purchase, hold or deal in real estate, but this shall not prevent investments in Municipal Obligations which are secured by or represent interests in real estate.

         5. Commodities. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.

         6. Loans. Each Fund will not make loans to other persons, except (a) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (b) by loaning portfolio securities, or (c) by engaging in repurchase transactions.

         7. Certain Companies. Each Fund will not purchase securities of a company, if such purchase at the time thereof, would cause more than 5% of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

         8. Obligations of One Issuer. Each Fund will not purchase more than 10% of the outstanding publicly issued debt obligations of any issuer. With respect to the Ohio Insured Tax-Free Fund, this limitation does not apply to securities issued or guaranteed by the State of Ohio and its political subdivisions and duly constituted authorities and corporations. This limitation is not applicable to privately issued Municipal Obligations.

         9. Investing for Control. Each Fund will not invest in companies for the purpose of exercising control.

         10. Other Investment Companies. Each Fund will not invest more than 10% of its total assets in the securities of other investment companies and then only for temporary purposes in companies whose dividends are tax-exempt or invest more than 5% of its total assets in the securities of any investment company. Each Fund will not purchase more than 3% of the outstanding voting stock of any investment company.

         11. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

         12. Common Stocks.  Each Fund will not invest in common stocks.

         13. Securities Owned by Affiliates. Each Fund will not purchase or retain the securities of any issuer if, to the Trust's knowledge, those Trustees and officers of the Trust or of the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

         14. Short Sales and Options. Each Fund will not sell any securities short or write call options. This limitation is not applicable to the extent that sales by a Fund of Municipal Obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

         As diversified series of the Trust, the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund have adopted the following additional investment limitation, which may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Neither Fund will purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of a Fund and to not more than 10% of the outstanding voting securities of such issuer.


         THE LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY FUND AND THE ROYAL PALM FLORIDA TAX-FREE MONEY FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

         2. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

         3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Illiquid Investments. Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

         5. Real Estate. Each Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

         6. Commodities. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

         7. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

         8. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities.

         9. Short Sales and Options. Each Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which a Fund may otherwise invest would be considered to be sales of options.

         10. Other Investment Companies. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

         11. Concentration. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

         12. Senior Securities. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

         With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

         The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

INSURERS OF THE OHIO INSURED TAX-FREE FUND'S PORTFOLIO SECURITIES
------------------------------------------------------------------

         In connection with its investments in insured long-term Ohio Obligations, the Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations: MBIA Insurance Corp.("MBIA"), AMBAC Indemnity Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

         MBIA has been the leader in the bond insurance market for the past fourteen years, holding a 42% share of the market in 1995. MBIA insured approximately $28 billion of new issue municipal bonds in 1995, as compared to $30 billion during the previous year. Although the dollar volume of insured new issues in the municipal market increased from 37% in 1994 to 43% in 1995, premium levels remained very competitive. Consequently, in order to further enhance growth prospects, insurers throughout the industry are diversifying their products by offering other finnacial products to their exisiting client base and by targeting both the asset-based and the international market. Although municipal bond insurance remains the dominant component of MBIA's written and earned premiums, the company made efforts in 1995 to capitalize on international insurance opportunities by entering into a European joint venture with AMBAC. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

         AMBAC is the oldest and second largest bond insurer with a 25% market share in 1995. AMBAC's portion of the insured new issue municipal market totaled $16.8 billion in 1995. AMBAC's management remains committed to investment grade, zero-loss underwriting and risk management standards. For the eighth year in a row, AMBAC's capital charge has declined, a reflection of the company's efforts to reposition its portfolio toward lower risk sectors. AMBAC's margin of safety rose in 1995 to 1.4x - 1.5x, which compares favorably with S&P's minimum "AAA" bond insurance standards of 1.25x. AMBAC is also diversifying its products and services, which enabled it to post a 27% increase in total net par written in 1995. AMBAC is entirely owned by public shareholders.

         FGIC is 99% owned by General Electric Capital Corporation and 1% owned by Sumitomo Marine & Fire Insurance Co. Ltd. In 1995, FGIC wrote $16.7 billion in net par municipal insurance, compared with $16.4 billion for the prior year. This slight increase was impressive in light of the generally tight environment in the municipal bond insurance arena. FGIC's focus is on lower-risk segments for the municipal market, such as G.O. and water and sewer. Health care, one of the more riskier sectors of the municipal market, represents only 5.4% of the company's business, compared with 11.9% for the industry. FGIC's net income for 1995 was $166.9 million, compared with $179.3 million in 1994.

         FSA acquired Capital Guaranty Insurance Co.("CGIC") in 1995, which increased its market share and boosted its claims-paying resources and its margin of safety. The cost of acquiring CGIC was largely financed with newly issued FSA stock. In addition, FSA secured a $125 million nonrecourse line of credit which further increased policyholder protection. The acquisition of CGIC also enabled FSA's volume of municipal insurance to surpass its asset-backed business. In terms of the new issue municipal market, FSA insured $4.1 billion of new issue municipal bonds in 1995 while $2.9 billion was insured by CGIC. Municipal net par now represents 65% of the total book of business, with asset-backed net par exposure falling off to about 35%. The company's quality and risk measurements are generally equal to or slightly better than most industry averages and it also maintains a well diversified portfolio. Half of FSA's stock is owned by U.S. West Capital Corp., 36% is publicly owned and the remaining shares are held by Fund American Enterprises Holding Inc. and Tokio Marine and Fire Insurance Co., Ltd.

TRUSTEES AND OFFICERS
---------------------
         The following is a list of the Trustees and executive officers of the Trust and their aggregate compensation from the Trust and the Midwest complex (consisting of the Trust, Midwest Trust and Midwest Strategic Trust) for the fiscal year ended June 30, 1996. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each of the Trustees is also a Trustee of Midwest Trust and Midwest Strategic Trust.

                                                                         COMPENSATION
                                                          COMPENSATION     FROM
NAME                        AGE     POSITION HELD          FROM TRUST     MIDWEST COMPLEX
----                        ---     -------------          ----------     ---------------
*Robert H. Leshner           57      President/Trustee      $    0        $      0
+Dale P. Brown               49      Trustee                 1,367           5,300
 Gary W. Heldman             49      Trustee                 2,267           5,700
+H. Jerome Lerner            58      Trustee                 2,467           7,500
+Richard A. Lipsey           57      Trustee                 1,367           5,300
 Donald J. Rahilly           50      Trustee                 1,167           4,700
 Fred A. Rappoport           49      Trustee                 1,167           4,700
 Oscar P. Robertson          57      Trustee                 2,267           5,700
 Robert B. Sumerel           55      Trustee                 1,167           4,700
 John F. Splain              40      Secretary                   0               0
 Mark J. Seger               35      Treasurer                   0               0

  *      Mr. Leshner, as an affiliated person of Midwest Group Financial
         Services, Inc., the Trust's principal underwriter and investment adviser, is an "interested person" of the Trust within the meaning of
         Section 2(a)(19) of the Investment Company Act of 1940.

  +  Member of Audit Committee.

         The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

         ROBERT H. LESHNER, 312 Walnut Street, Cincinnati, Ohio is Chairman of the Board of Midwest Group Financial Services, Inc. (the investment adviser and principal underwriter of the Trust), MGF Service Corp. (a registered transfer agent) and Leshner Financial, Inc. (a financial services company and parent of Midwest Group Financial Services, Inc. and MGF Service Corp.). He is President and a Trustee of Midwest Trust and Midwest Strategic Trust, registered investment companies.

         DALE P. BROWN, 36 East Seventh Street, Cincinnati, Ohio is President and Chief Executive Officer of Sive/Young & Rubicam, an advertising agency. She is also a director of The Ohio National Life Insurance Company.

         GARY W. HELDMAN, 183 Congress Run Road, Cincinnati, Ohio is the former President of The Fechheimer Brothers Company, a manufacturer of uniforms.

         H. JEROME LERNER, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc., a manufacturer of electronic connectors.

         RICHARD A. LIPSEY, 11478 Rue Concord, Baton Rouge, Louisiana is President and Chief Executive Officer of Lipsey's, Inc., a national sporting goods distributor. He is also a Regional Director of Bank One Louisiana, N.A.

         DONALD J. RAHILLY, 9933 Alliance Road, Cincinnati, Ohio is Chairman of S. Rosenthal & Co., Inc., a printing company.

         FRED A. RAPPOPORT, 830 Birchwood Drive, Los Angeles, California is President and Chairman of The Fred Rappoport Company, a broadcasting and entertainment production company.

         OSCAR P. ROBERTSON, 4293 Muhlhauser Road, Fairfield, Ohio is President of Orchem Corp., a chemical specialties distributor, and Orpack Stone Corporation, a corrugated box manufacturer.

         ROBERT B. SUMEREL, 8675 Bridgewater Lane, Cincinnati, Ohio is Chief Executive Officer of Bob Sumerel Tire Co., a tire sales and service company.

         JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio is Secretary and General Counsel of Leshner Financial, Inc., Midwest Group Financial Services, Inc. and MGF Service Corp. He is also Secretary of Midwest Trust, Midwest Strategic Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company and The Thermo Opportunity Fund, Inc. and Assistant Secretary of
Schwartz Investment Trust, Fremont Mutual Funds, Inc., Capitol Square Funds and The Gannett, Welsh & Kotler Funds, all of which are registered investment companies.

         MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio is Vice President of Leshner Financial, Inc. and MGF Service Corp. He is also Treasurer of Midwest Trust, Midwest Strategic Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc. and Capitol Square Funds, Assistant Treasurer of Schwartz Investment Trust, The Tuscarora Investment Trust and The Gannett, Welsh & Kotler Funds and Assistant Secretary of Fremont Mutual Funds, Inc.

THE INVESTMENT ADVISER AND UNDERWRITER
--------------------------------------
         Midwest Group Financial Services, Inc. (the "Adviser") is the Funds' investment manager. The Adviser is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. Mr. Leshner may be deemed to be a controlling person and an affiliate of the Adviser by reason of his indirect ownership of its shares and his position as the principal executive officer of the Adviser. Mr. Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser.

         Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser manages the Funds' investments. Each Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .5% of its average daily net assets up to $100,000,000, .45% of such assets from $100,000,000 to
$200,000,000, .4% of such assets from $200,000,000 to $300,000,000 and .375% of such assets in excess of $300,000,000. The total fees paid by a Fund during the first and second halves of each fiscal year of the Trust may not exceed the semiannual total of the daily fee accruals requested by the Adviser during the applicable six month period.

         For the fiscal years ended June 30, 1996, 1995 and 1994, the Tax-Free Money Fund paid advisory fees of $140,891, $144,305 and $162,772, respectively. For the fiscal years ended June 30, 1996, 1995 and 1994, the Tax-Free Intermediate Term Fund accrued advisory fees of $398,576, $472,968 and $532,184, respectively; however, the Adviser voluntarily waived $2,768 of such fees for the fiscal year ended June 30, 1994 in order to reduce the operating expenses of the Fund. For the fiscal years ended June 30, 1996, 1995 and 1994, the Ohio Insured Tax-Free Fund accrued advisory fees of $397,265, $394,825 and $419,429, respectively; however, the Adviser reimbursed the Fund for $2,708 of Class A expenses for the fiscal year ended June 30, 1996, voluntarily waived $14,000 of its advisory fees and reimbursed the Fund for $5,077 of Class A expenses for the fiscal year ended June 30, 1995 and voluntarily waived $427 of its advisory fees for the fiscal year ended June 30, 1994 in order to reduce the operating expenses of the Fund. For the fiscal years ended June 30, 1996, 1995 and 1994, the California Tax-Free Money Fund accrued advisory fees of $142,143, $113,878 and $126,852, respectively; however, the Adviser voluntarily waived $6,600, $34,500 and $66,715 of such fees for the fiscal years ended June 30, 1996, 1995 and 1994, respectively, in order to reduce the operating expenses of the Fund. For the fiscal years ended June 30, 1996, 1995 and 1994, the Royal Palm Florida Tax-Free Money Fund accrued advisory fees of $152,663, $131,885 and $141,383, respectively; however, the Adviser voluntarily waived $58,284, $38,141 and $65,243 of such fees for the fiscal years ended June 30, 1996, 1995 and 1994, respectively, in order to reduce the operating expenses of the Fund.

         The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plans of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser, except that the compensation and expenses of the Chief Financial Officer of the Trust may be paid by the Trust regardless of the Chief Financial Officer's relationship with the Adviser.

         By their terms, the Funds' investment advisory agreements remain in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval.
The Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

         The Adviser may use the name "Midwest," "Midwest Group" or any derivation thereof in connection with any registered investment company or other business enterprise with which it is or may become associated.

         The Adviser is also the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Adviser is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

         The Adviser currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The Adviser retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. For the fiscal year ended June 30, 1996, the aggregate underwriting commissions on sales of the Funds' shares were $311,870 of which the Adviser paid $279,354 to unaffiliated dealers in the selling network, earned $14,509 as a broker-dealer in the selling network and retained $18,007 in underwriting commissions. For the fiscal year ended June 30, 1995, the aggregate underwriting commissions on sales of the Funds' shares were $305,296 of which the Adviser paid $274,170 to unaffiliated dealers in the selling network, earned $13,410 as a broker-dealer in the selling network and retained $17,716 in underwriting commissions. For the fiscal year ended June 30, 1994, the aggregate underwriting commissions on sales of the Funds' shares were $758,606 of which the Adviser paid $689,144 to unaffiliated dealers in the selling network, earned $33,328 as a broker-dealer in the selling network and retained $36,134 in underwriting commissions.

         The Adviser retains the contingent deferred sales load on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which are subject to a contingent deferred sales load. For the fiscal year ended June 30, 1996, the Adviser retained $5,802 and $349 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

         The Funds may compensate dealers, including the Adviser and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

        The Adviser and MGF Service Corp., the Trust's transfer agent, accounting and pricing agent and administrative agent, are both wholly-owned subsidiaries of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. Purusant to an agreement dated December 10, 1996 between the shareholders of Leshner Financial, Inc. and Countrywide Credit Industries, Inc. ("CCI"), CCI has agreed to acquire all of the outstanding common stock of Leshner Financial, Inc. in exchange for newly issued common stock of CCI. Following such acquisition, which is expected to be consummated on or about February 28, 1997, Leshner Financial, Inc. will be a wholly-owned subsidiary of CCI. CCI is a New York Stock Exchange listed company principally engaged in residential mortgage lending.

DISTRIBUTION PLANS
------------------
         Class A Plan -- As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Adviser. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of
 .25% of the average daily net assets of the Tax-Free Money Fund and the California Tax-Free Money Fund and .25% of the average daily net assets of the Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Royal Palm Florida Tax-Free Money Fund. Unreimbursed expenses will not be carried over from year to year.

         For the fiscal year ended June 30, 1996, the aggregate distribution-related expenditures of the Tax-Free Money Fund ("MF"), the Tax-Free Intermediate Term Fund ("ITF"), the Ohio Insured Tax-Free Fund ("OIF"), the California Tax-Free Money Fund ("CMF") and the Royal Palm Florida Tax-Free Money Fund ("FMF") under the Class A Plan were $25,946, $115,756, $14,824, $8,687 and $8,631, respectively. Amounts were spent as follows:

                        MF        ITF         OIF           CMF        FMF
Printing and mailing
of prospectuses and
reports to prospective
shareholders . . . .  $1,946      $5,315      $5,009       $1,687      $3,452
Payments to broker-
dealers and others
for the sale or
retention of assets . 24,000      110,441      9,815        7,000       5,179
Other promotional
expenses . . . . . .     ---        ---          ---          ---         ---
                     -------      --------     -------     --------     ------
                     $25,946      $115,756    $14,824       $8,687      $8,631
                     =======      ========     =======     ========     ======


     Class C Plan (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free
Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     For the fiscal year ended June 30, 1996, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund ("ITF") and the Ohio Insured Tax-Free Fund ("OIF") under the Class C Plan were $22,701 and $12,297, respectively.
Amounts were spent as follows:

                                           ITF              OIF
Printing and mailing of
prospectuses and reports
to prospective shareholders. . . . . . . $   358         $   288
Payments to broker-dealers and
others for the sale or
retention of assets. . . . . . . . . . .  22,343          12,009
                                         -------          -------
                                         $22,701          $12,297
                                         =======          =======

         General Information -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

         The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

         By reason of his indirect ownership of shares of the Adviser, Robert H. Leshner may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------
         Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

         The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

         The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust or the Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser nor affiliates of the Trust or the Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

CODE OF ETHICS. The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by the Funds in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------
         The Adviser intends to hold the portfolio securities of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

         The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Adviser's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Adviser, a favorable yield spread exists between specific issues or different market sectors.

         A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Adviser anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
         The share price (net asset value) of the shares of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida
Tax-Free Money Fund is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

         Pursuant to Rule 2a-7 promulgated under the Investment Company Act of 1940, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Tax-Free Money Fund, the California Tax-Free Money Fund or the Royal Palm Florida Tax-Free Money Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida
Tax-Free Money Fund.

         Pursuant to Rule 2a-7, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

         The maturity of a floating or variable rate instrument subject to a demand feature held by the Tax-Free Money Fund, the California Tax-Free Money Fund or the Royal Palm Florida Tax-Free Money Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

         The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Adviser, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Adviser, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

         The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida
Tax-Free Money Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

         While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Tax-Free Money Fund, the California Tax-Free Money Fund or the Royal Palm Florida Tax-Free Money
Fund would receive if it sold the
instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

         Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

         If, in the Adviser's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, the Adviser will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Adviser may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

         Since it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

         The Board of Trustees has adopted the policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

         Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

OTHER PURCHASE INFORMATION
--------------------------
         The Prospectus describes generally how to purchase shares of the Funds. Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

         Right of Accumulation. A "purchaser" (as defined in the Prospectus) of Class A shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify MGF Service Corp. that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by MGF Service Corp.

         Letter of Intent. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of Class A shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund who submits a Letter of Intent to MGF Service Corp. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by the Adviser a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

         The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

         A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify MGF Service Corp. that an investment is being made pursuant to an executed Letter of Intent.

         Other Information. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load," "Purchases at Net Asset Value" or "Exchange Privilege" sections in the Prospectus because such purchases require minimal sales effort by the Adviser. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----
         The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

         Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

         Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund intends to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Royal Palm Florida Tax-Free Money Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

         Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders should consult their tax advisors as to the application of these provisions.

         Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). In general, the tax will apply to such benefits only in cases where the recipient's provisional income, consisting of adjusted gross income, tax-exempt interest income and 50% of any Social Security benefits, exceeds a base amount ($25,000 for single individuals and $32,000 for individuals filing a joint return). In such cases, the tax will be imposed on the lesser of 50% of the recipient's Social Security benefits or the excess of provisional income over the base amount. A second tier of inclusion rules for high-income social security recipients has been added for tax years beginning after 1993. These new rules apply to taxpayers who have provisional income over $44,000 (married filing jointly) or $34,000 (single). For these taxpayers, the amount of benefit subject to tax is the lesser of (1) 85% of the social security benefit received or (2) 85% of the excess of the taxpayer's provisional income over $44,000 (married filing jointly) or $34,000 (single) plus the smaller of
(a) $6,000 (married filing jointly) or $4,500 (single) or (b) the amount taxable under the 50% inclusion rules described above. Shareholders receiving Social Security benefits may wish to consult their tax advisors.

         All or a portion of the sales load incurred in purchasing Class A shares of the Tax-Free Intermediate Term Fund or shares of the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of the Midwest Group of Funds and a sales load that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested within the Midwest Group of Funds. The portion of the sales load so excluded from the tax basis of the shares sold will equal the amount by which the sales load that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales load excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 1996, the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the
California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund had capital loss carryforwards for federal income tax purposes of $1,338, $1,620,782, $494, $1,580 and $1,198, respectively, none of which expire until at least June 30, 1999.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------
         Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

         Yield quotations on investments in the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method).
The Tax-Free Money Fund's
current and effective yields for the seven days ended June 30, 1996 were 2.85% and 2.89%, respectively. The California Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1996 were 2.74% and 2.78%, respectively. The Royal Palm Florida Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1996 were 2.88% and 2.92%, respectively, for Class A shares and 3.13% and 3.18%, respectively, for Class B shares. The Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1996 were 4.72% and 4.78%, respectively. Based on the highest combined marginal federal and California income tax rate for individuals (46.24%), the California Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1996 were 5.10% and 5.17%, respectively. Based on the highest marginal federal income tax rate for individuals (39.6%), the Royal Palm Florida Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1996 were 4.77% and 4.83%, respectively, for Class A shares and 5.18% and 5.26%, respectively, for Class B shares.

         From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P (1 + T)n = ERV
Where:
P =               a hypothetical initial payment of $1,000
T =               average annual total return
n =               number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment and the deduction of the current maximum contingent deferred sales load, at the times, in the amounts, and under the terms disclosed in the Prospectus. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 1996 are as follows:

Tax-Free Intermediate Term Fund (Class A)
-----------------------------------------
1 year                               2.42%
5 years                              5.94%
10 years                             5.83%

Tax-Free Intermediate Term Fund (Class C)
-----------------------------------------
1 year                               4.00%
Since inception (February 1, 1994)   2.57%

Ohio Insured Tax-Free Fund (Class A)
------------------------------------
1 year                                .85%
5 years                              6.26%
10 years                             6.80%

Ohio Insured Tax-Free Fund (Class C)
------------------------------------
1 year                               4.44%
Since inception (November 1, 1993)   2.78%

  The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales load which, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

                                                  Ohio        Ohio
                      Tax-Free      Tax-Free      Insured     Insured
                      Intermediate  Intermediate  Tax-Free    Tax-Free
                      Term Fund     Term Fund     Fund        Fund
                      Class A       Class C       Class A     Class C
                      -----------   -----------   ---------   ---------
Period Ended
June 30, 1987           5.24%                        6.73%
June 30, 1988           3.88%                        6.80%
June 30, 1989           5.76%                        9.75%
June 30, 1990           6.35%                        5.53%
June 30, 1991           7.38%                        7.98%
June 30, 1992           8.78%                       11.55%
June 30, 1993          10.75%                       12.24%
June 30, 1994           1.70%         -3.40%(1)     -0.41%     -4.01%(2)
June 30, 1995           6.36%          5.82%         7.75%      7.31%
June 30, 1996           4.51%          4.00%         5.05%      4.44%

(1)      From date of initial public offering on February 1, 1994.
(2)      From date of initial public offering on November 1, 1993.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales loads) for the periods ended June 30, 1996 are as follows:

Tax-Free Intermediate Term Fund (Class A)
1 Year                                   4.51%
3 Years                                  4.17%
5 Years                                  6.37%
10 Years                                 6.04%
Since inception (September 10, 1981)     6.49%

Ohio Insured Tax-Free Fund (Class A)
1 Year                                   5.05%
3 Years                                  4.07%
5 Years                                  7.13%
10 Years                                 7.24%
Since inception (April 1, 1985)          8.16%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise their yield and tax- equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield = 2[(a-b/cd + 1)6 - 1]
Where:
a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1996 were 4.54% and 4.14%, respectively. The yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1996 were 4.91% and 4.62%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the tax-equivalent yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1996 were 7.52% and 6.85%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the tax-equivalent yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1996 were 8.79% and 8.27%, respectively.

         The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Class A and Class B shares of the Royal Palm Florida Tax-Free Money Fund. The yield of Class B shares is expected to be higher than the yield of Class A shares due to the distribution fees imposed on Class A shares. Average annual total return and yield are computed separately for Class A and Class C shares of the Tax- Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

         Donoghue's Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax Free Stockbroker & General Purpose Funds category. In addition, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax Free State Specific Stockbroker & General Purpose Funds categories. Donoghue's Bond Fund Report provides a comparative analysis of performance for various categories of bond funds. The Tax-Free Intermediate Term Fund may compare performance rankings with bond funds appearing in the Municipal Intermediate Term Funds category. The Ohio Insured Tax-Free Fund may compare performance rankings with bond funds appearing in the Ohio Long-Term Municipal Funds category.

         Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the California Tax-Free Money Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Royal Palm Florida Tax-Free Money Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

         In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
---------------------------

         As of October 4, 1996, The Fifth Third Bank Trust Department, 38 Fountain Square Plaza, Cincinnati, Ohio, owned of record 19.06% of the Trust's outstanding shares, including 17.46% of the outstanding Class A shares of the Royal Palm Florida Tax-Free Money Fund. As of October 4, 1996, The
Huntington Trust Company, N.A., Trust Department, 41 South High Street, Columbus, Ohio, owned of record 37.36% of the outstanding shares of the Royal Palm Florida Tax-Free Money Fund, including all of the outstanding Class B shares of the Fund. The Huntington Trust Company, N.A. may be deemed to control the Royal Palm Florida Tax-Free Money Fund by virtue of the fact that it owned of record more than 25% of the Fund's shares as of such date. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of a Fund generally would be able to cast the deciding vote on such matters.

         As of October 4, 1996, Carole A. Steiger and Anthony B. Ullman Trustees, c/o Island Investor Services, 180 Royal Palm Way, Palm Beach, Florida owned of record 9.62% of the outstanding shares of the Tax-Free Money Fund; Olmsted Manor Skilled Nursing Center Inc., 27500 Mill Road, North Olmsted, Ohio owned of record 7.66% of the outstanding Class C shares of the Tax-Free Intermediate Term Fund; Deye Family Trust, Thomas E. Deye Trustee, 6975 Presidio Court, Cincinnati, Ohio owned of record 7.22% of the outstanding Class C shares of the Tax-Free Intermediate Term Fund; Fiduciary Trust Co. International Customer's Account, 2 World Trade Center, New York, New York owned of record 6.57% of the outstanding shares of the California Tax-Free Money Fund; Bear Stearns & Co. FBO 7204695410-55L, One Metrotech Center North, Brooklyn, New York owned of record 11.07% of the outstanding shares of the California Tax-Free Money Fund; Lawrence B. Taishoff, 3124 Collee Court, Naples, Florida owned of record 11.11% of the outstanding Class A shares of the Royal Palm Florida Tax-Free Money Fund; and Joseph H. Kanter, 4700 Ashwood Drive, Cincinnati, Ohio owned of record 7.78% of the outstanding Class A shares of the Royal Palm Florida Tax-Free Money Fund.

         As of October 4, 1996, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or Class thereof).

CUSTODIAN
---------
         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the California Tax-Free Money Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

         The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Royal Palm Florida Tax-Free Money Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

AUDITORS
--------
         The firm of Arthur Andersen LLP has been selected as independent auditors for the Trust for the fiscal year ending June 30, 1997. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.

MGF SERVICE CORP.
----------------
         The Trust's transfer agent, MGF Service Corp. ("MGF"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. MGF is an affiliate of the Adviser by reason of common ownership. MGF receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund and $21 per account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         MGF also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable MGF to perform its duties, the Tax-Free Money Fund and the California Tax-Free Money Fund each pay MGF a fee in accordance with the following schedule:

        Asset Size of Fund                 Monthly Fee
        -------------------                ------------
     $          0 - $100,000,000            $3,250
     $100,000,000 - $250,000,000            $3,750
     $250,000,000 - $400,000,000            $4,250
               Over $400,000,000            $4,750

The Royal Palm Florida Tax-Free Money Fund pays MGF a fee in accordance with the following schedule:

           Asset Size of Fund               Monthly Fee
           ------------------               -----------
  $         0 - $100,000,000                $4,250
  $100,000,000 - $250,000,000                4,750
  $250,000,000 - $400,000,000                5,250
            Over $400,000,000                5,750

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each pay MGF a fee in accordance with the following schedule:

          Asset Size of Fund                Monthly Fee
          ------------------                -----------
     $      0 - $ 50,000,000                $4,250
     $ 50,000,000 - $100,000,000            $4,750
     $100,000,000 - $250,000,000            $5,250
               Over $250,000,000            $5,750

In addition, each Fund pays all costs of external pricing services.

         MGF is retained by the Adviser to assist the Adviser in providing administrative services to the Funds. In this capacity, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. MGF supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, MGF receives a fee from the Adviser equal to .1% of the average value of each Fund's daily net assets. The Adviser is solely responsible for the payment of these administrative fees to MGF, and MGF has agreed to seek payment of such fees solely from the Adviser.

TAX EQUIVALENT YIELD TABLES
---------------------------
         The tax equivalent yield tables illustrate approximately the yield an individual investor would have to earn on taxable investments to equal a tax-exempt yield in various income tax brackets.

         Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Royal Palm Florida Tax-Free Money Fund Table. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under marginal federal 1996 income tax rates. No adjustments have been made for state or local taxes.

         Ohio Insured Tax-Free Fund Table. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and Ohio 1996 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

         California Tax-Free Money Fund Table. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and California 1996 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

         For federal income tax purposes, the total amount otherwise allowable as a deduction for personal exemptions in computing taxable income is reduced by 2% for each $2,500 (or fraction of that amount) by which the taxpayer's adjusted gross income exceeds $117,950 (single return) or $176,950 (joint return). In addition, the total amount otherwise allowable as itemized deductions in computing taxable income is reduced by 3% of the amount by which the taxpayer's adjusted gross income exceeds $117,950. The tax equivalent yield tables have not been adjusted to reflect the impact of these adjustments to taxable income.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND
AND ROYAL PALM FLORIDA TAX-FREE MONEY FUND
--------------------------------------
                                   Tax-Exempt Yield
               --------------------------------------------
                2.5%    3.0%    3.5%    4.0%    4.5%    5.0%
Federal
Tax Bracket*                 Tax Equivalent Yield
-----------    ---------------------------------------------
15%             2.94%   3.53%   4.12%   4.71%    5.29%   5.88%
28%             3.47    4.17    4.86    5.56     6.25    6.94
31%             3.62    4.35    5.07    5.80     6.52    7.25
36%             3.91    4.69    5.47    6.25     7.03    7.81
39.6%           4.14    4.97    5.79    6.62     7.45    8.28

OHIO INSURED TAX-FREE FUND
--------------------------
                                   Tax-Exempt Yield
Combined       --------------------------------------------
Ohio and       2.5%    3.0%    3.5%   4.0%   4.5%   5.0%
Federal
Tax Bracket*                       Tax Equivalent Yield
-----------    ---------------------------------------------
18.788%        3.08%    3.69%   4.31%    4.93%   5.54%   6.16%
31.745%        3.66     4.40    5.13     5.86    6.59    7.33
35.761%        3.89     4.67    5.45     6.23    7.01    7.78
40.800%        4.22     5.07    5.91     6.76    7.60    8.45
44.130%        4.47     5.37    6.26     7.16    8.05    8.95

CALIFORNIA TAX-FREE MONEY FUND
------------------------------
                                   Tax-Exempt Yield
Combined       --------------------------------------------
California and  2.5%   3.0%   3.5%   4.0%   4.5%    5.0%
Federal
Tax Bracket*                       Tax Equivalent Yield
-----------    ---------------------------------------------
20.100%         3.13%   3.75%   4.38%   5.01%   5.63%   6.26%
34.696%         3.83    4.59    5.36    6.13    6.89    7.66
37.900%         4.03    4.83    5.64    6.44    7.25    8.05
43.040%         4.39    5.27    6.14    7.02    7.90    8.78
46.244%         4.65    5.58    6.51    7.44    8.37    9.30

*Tax Brackets                                               Combined         Combined
-------------                                               Ohio and         California and
                                            Federal         Federal          Federal
Single             Joint                    Tax             Tax              Tax
Return             Return                   Bracket         Bracket          Bracket
-----------------------------------------------------------------------------------------------
Not over $24,000  Not Over $40,100          15%             18.788%          20.100%
$24,000-$58,150   $40,100-$96,900           28%             31.745%          34.696%
$58,150-$121,300  $96,900-$147,700          31%             35.761%          37.900%
$121,300-$263,750 $147,700-$263,750         36%             40.800%          43.040%
Over $263,750     Over $263,750            39.6%            44.130%          46.244%


ANNUAL REPORT
-------------
     The Funds' financial statements as of June 30, 1996 appear in the Trust's annual report which is attached to this Statement of Additional Information.





                                  ANNUAL REPORT
                                  JUNE 30, 1996


                                  OHIO TAX-FREE
                                   Money Fund


                                        o


                                    TAX-FREE
                                   Money Fund


                                        o


                               CALIFORNIA TAX-FREE
                                   Money Fund


                                        o


                           ROYAL PALM FLORIDA TAX-FREE
                                   Money Fund


                                        o


                              TAX-FREE INTERMEDIATE
                                    Term Fund


                                        o


                                  OHIO INSURED
                                  Tax-Free Fund

MANAGEMENT DISCUSSION AND ANALYSIS

==============================================================================

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1996, the Fund's total returns (excluding the impact of applicable sales loads) were 4.51% and 4.00% for Class A shares and Class C shares, respectively. The yield for the Fund's Class A shares at June 30, 1996 was 4.54%, which is equivalent to a taxable yield of 7.52%, and the yield for the Fund's Class C shares was 4.14%, which is equivalent to a taxable yield of 6.85%, assuming the maximum federal income tax bracket for individuals.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1996, the Fund's total returns (excluding the impact of applicable sales loads) were 5.05% and 4.44% for Class A shares and Class C shares, respectively. The yield for the Fund's Class A shares at June 30, 1996 was 4.91%, which is equivalent to a taxable yield of 8.79%, and the yield for the Fund's Class C shares was 4.62%, which is equivalent to a taxable yield of 8.27%, assuming the maximum combined federal and Ohio income tax bracket for individuals.

Interest rates continued to decline in the second half of 1995 in response to moderating economic growth and declining fears of inflation. Entering 1996, interest rates were expected to remain low, aided by a slow economy. However, this scenario changed dramatically in February as strong employment growth indicated the economy was performing much better than expected. In the months that followed, employment continued to surge, as did the overall economy. Yields on bonds rose as investors anticipated a subsequent rise in the level of inflation. Thus far, concerns about inflation have proved unwarranted. Nevertheless, the damage had been done and interest rates at June 30, 1996 were higher by about 1% than they were at the beginning of 1996.

Performance in the municipal bond market during the first six months of the fiscal year lagged the performance of the Treasury market. This was due primarily to the persistent discussions regarding tax reform. The fears that municipal income would lose its tax preference kept many investors out of the market. As 1996 began and tax reform appeared less likely, investors began to recognize the value of municipals compared to Treasuries. This caused municipal bonds to outperform Treasury issues over the next six months. For the twelve months ended June 30, 1996, the Lehman Brothers 5-Year Municipal G.O. Bond Index returned 5.41% while the Lehman Brothers 15-Year Municipal G.O. Bond Index returned 7.20%.

Performance of the Tax-Free Intermediate Term Fund was favorable in the first half of the fiscal year as the average maturity was lengthened to take advantage of declining interest rates. Conversely, the sharp reversal of interest rates beginning in February 1996 negatively impacted the Fund's performance versus the Lehman Brothers 5-Year Municipal G.O. Bond Index. We have since shortened the average maturity of the Fund and continue to focus on high quality issues which we believe will help to buffer the impact of volatile market swings.

The Ohio Insured Tax-Free Fund performed comparably to the Lehman Brothers 15-Year Municipal G.O. Bond Index during the first six months of the fiscal year. Again, the rise in interest rates experienced early in 1996, combined with an average maturity slightly longer than the Index, had a detrimental impact on the Fund's third quarter performance. Late in the fiscal year, we initiated portfolio sales designed to generate tax losses for the Fund to offset realized gains and, at the same time, shorten the Fund's average maturity. This helped the Fund outperform the Index during the quarter ended June 30, 1996.

Looking ahead, the economy appears strong as evidenced by robust second quarter growth and employment which has continued to grow. Although there have been some recent signs that the economy may be slowing, most notably in the housing and manufacturing sectors, more evidence is necessary to confirm a changing trend. As 1996 progresses, we believe that the economy will weaken and interest rates will move lower; however, the timing of the slowdown remains in question.

APPENDIX

A representation of the graphic material contained in the Midwest Group Tax Free Trust June 30, 1996 Annual Report is setforth below:

Comparison of the Change in Value since June 30, 1986 of a $10,000 Investment in the Tax-Free Intermediate Term Fund* and the Lehman Brothers 5-Year Municipal G.O. Index

LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. INDEX:      TAX-FREE INTERMEDIATE TERM FUND-CLASS A:
                      QTRLY                                           QTRLY
    DATE              RETURN         BALANCE       DATE               RETURN           BALANCE
    06/30/86                          10,000       06/30/86                              9,800
    09/30/86          3.69%           10,369       09/30/86           2.14%             10,010
    12/31/86          2.63%           10,642       12/31/86           2.08%             10,219
    03/31/87          2.28%           10,884       03/31/87           1.47%             10,369
    06/30/87         -0.92%           10,784       06/30/87          -0.54%             10,313
    09/30/87         -2.06%           10,562       09/30/87          -1.38%             10,171
    12/31/87          3.82%           10,966       12/31/87           2.19%             10,395
    03/31/88          3.10%           11,305       03/31/88           2.35%             10,639
    06/30/88          0.42%           11,353       06/30/88           0.71%             10,714
    09/30/88          1.14%           11,482       09/30/88           1.14%             10,836
    12/31/88          0.61%           11,552       12/31/88           1.16%             10,962
    03/31/89         -0.28%           11,520       03/31/89           0.79%             11,048
    06/30/89          4.70%           12,061       06/30/89           2.56%             11,331
    09/30/89          1.11%           12,195       09/30/89           1.54%             11,505
    12/31/89          2.99%           12,560       12/31/89           2.32%             11,773
    03/31/90          0.48%           12,620       03/31/90           0.57%             11,840
    06/30/90          2.24%           12,903       06/30/90           1.78%             12,050
    09/30/90          1.06%           13,040       09/30/90           0.47%             12,108
    12/31/90          3.32%           13,473       12/31/90           3.11%             12,483
    03/31/91          2.15%           13,762       03/31/91           1.93%             12,724
    06/30/91          1.75%           14,003       06/30/91           1.69%             12,939
    09/30/91          3.55%           14,500       09/30/91           2.89%             13,313
    12/31/91          3.35%           14,986       12/31/91           2.29%             13,619
    03/31/92         -0.08%           14,974       03/31/92           0.48%             13,684
    06/30/92          3.25%           15,461       06/30/92           2.87%             14,076
    09/30/92          2.49%           15,846       09/30/92           2.19%             14,384
    12/31/92          1.59%           16,098       12/31/92           1.98%             14,669
    03/31/93          2.54%           16,507       03/31/93           3.40%             15,167
    06/30/93          2.36%           16,896       06/30/93           2.78%             15,589
    09/30/93          2.16%           17,261       09/30/93           3.17%             16,083
    12/31/93          1.23%           17,473       12/31/93           1.19%             16,274
    03/31/94         -3.15%           16,923       03/31/94          -3.37%             15,724
    06/30/94          1.34%           17,150       06/30/94           0.82%             15,853
    09/30/94          0.81%           17,289       09/30/94           0.57%             15,943
    12/31/94         -0.33%           17,232       12/31/94          -0.91%             15,797
    03/31/95          4.06%           17,931       03/31/95           4.34%             16,484
    06/30/95          2.55%           18,388       06/30/95           2.29%             16,861
    09/30/95          2.73%           18,890       09/30/95           2.07%             17,209
    12/31/95          1.83%           19,236       12/31/95           2.43%             17,627
    03/31/96          0.32%           19,299       03/31/96          -0.43%             17,552
    06/30/96          0.43%           19,382       06/30/96           0.40%             17,622

    Past performance is not predictive of future performance.

    Tax-Free Intermediate Term Fund Average Annual Total Returns


             1 Year         5 Years         10 Years          Since Inception
Class A      2.42%          5.94%           5.83%             6.34%
Class C      4.00%          N/A             N/A               2.57%


*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

Comparison of the Change in Value since June 30, 1986 of a $10,000 Investment in the Ohio Insured Tax-Free Fund* and the Lehman Brothers 15-Year Municipal G.O. Index

LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. INDEX:         OHIO INSURED TAX-FREE FUND-CLASS A:
                        QTRLY                                           QTRLY
    DATE                RETURN           BALANCE      DATE              RETURN           BALANCE

    06/30/86                              10,000      06/30/86                             9,600
    09/30/86            6.37%             10,637      09/30/86           4.23%            10,006
    12/31/86            3.60%             11,020      12/31/86           3.60%            10,366
    03/31/87            2.71%             11,319      03/31/87           2.58%            10,634
    06/30/87           -4.83%             10,772      06/30/87          -3.65%            10,246
    09/30/87           -3.49%             10,396      09/30/87          -2.38%            10,002
    12/31/87            6.64%             11,086      12/31/87           3.41%            10,343
    03/31/88            3.11%             11,431      03/31/88           3.62%            10,717
    06/30/88            1.98%             11,657      06/30/88           2.10%            10,943
    09/30/88            2.57%             11,957      09/30/88           2.15%            11,178
    12/31/88            1.94%             12,189      12/31/88           2.24%            11,428
    03/31/89            0.38%             12,235      03/31/89           0.79%            11,518
    06/30/89            6.32%             13,008      06/30/89           4.27%            12,010
    09/30/89           -0.43%             12,953      09/30/89          -0.04%            12,005
    12/31/89            4.42%             13,525      12/31/89           3.71%            12,450
    03/31/90           -0.01%             13,524      03/31/90          -0.10%            12,438
    06/30/90            2.29%             13,833      06/30/90           1.90%            12,673
    09/30/90           -0.41%             13,777      09/30/90           0.08%            12,684
    12/31/90            4.42%             14,386      12/31/90           3.97%            13,187
    03/31/91            1.85%             14,652      03/31/91           1.78%            13,422
    06/30/91            1.96%             14,939      06/30/91           1.96%            13,685
    09/30/91            4.09%             15,550      09/30/91           3.66%            14,186
    12/31/91            3.13%             16,037      12/31/91           3.19%            14,638
    03/31/92            0.54%             16,123      03/31/92          -0.06%            14,630
    06/30/92            3.81%             16,738      06/30/92           4.35%            15,266
    09/30/92            2.86%             17,216      09/30/92           1.95%            15,563
    12/31/92            2.47%             17,641      12/31/92           2.29%            15,920
    03/31/93            4.24%             18,389      03/31/93           3.78%            16,522
    06/30/93            3.67%             19,064      06/30/93           3.70%            17,134
    09/30/93            4.17%             19,859      09/30/93           3.86%            17,795
    12/31/93            1.56%             20,169      12/31/93           0.73%            17,924
    03/31/94           -6.78%             18,802      03/31/94          -5.28%            16,978
    06/30/94            1.42%             19,069      06/30/94           0.50%            17,063
    09/30/94            0.41%             19,147      09/30/94           0.17%            17,092
    12/31/94           -1.75%             18,812      12/31/94          -0.77%            16,962
    03/31/95            8.41%             20,394      03/31/95           6.59%            18,080
    06/30/95            2.23%             20,849      06/30/95           1.69%            18,385
    09/30/95            3.65%             21,610      09/30/95           2.33%            18,814
    12/31/95            4.05%             22,485      12/31/95           4.45%            19,652
    03/31/96           -0.95%             22,271      03/31/96          -2.15%            19,228
    06/30/96            0.35%             22,349      06/30/96           0.44%            19,313


Past performance is not predictive of future performance.

Ohio Insured Tax-Free Fund Average Annual Total Returns

            1 Year       5 Years       10 Years       Since Inception
Class A     0.85%        6.26%         6.80%          7.76%
Class C     4.44%        N/A           N/A            2.78%


*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.


STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1996

==========================================================================================================================
                                                                 OHIO                           CALIFORNIA
                                                               TAX-FREE         TAX-FREE         TAX-FREE
                                                              MONEY FUND       MONEY FUND       MONEY FUND
- --------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................  $  239,927,043   $   25,006,218   $   37,663,286
                                                            ===============  ===============  ===============
   At amortized cost......................................  $  239,821,479   $   24,955,523   $   37,579,388
                                                            ===============  ===============  ===============
   At value (Note 2)......................................  $  239,821,479   $   24,955,523   $   37,579,388
Cash .....................................................         389,643          201,132          217,437
Receivable for securities sold............................       1,200,000               --               --
Interest receivable ......................................       1,735,318          215,571          378,408
Other assets .............................................           8,229            1,452            1,288
                                                            ---------------  ---------------  ---------------

     TOTAL ASSETS.........................................     243,154,669       25,373,678       38,176,521
                                                            ---------------  ---------------  ---------------

LIABILITIES
Dividends payable.........................................         196,018            1,410            4,318
Payable for securities purchased..........................       2,510,625               --        2,017,280
Payable to affiliates (Note 4) ...........................         107,176           25,211           27,177
Other accrued expenses and liabilities ...................          17,958            4,669            5,685
                                                            ---------------  ---------------  ---------------
     TOTAL LIABILITIES....................................       2,831,777           31,290        2,054,460
                                                            ---------------  ---------------  ---------------

NET ASSETS  ..............................................  $  240,322,892   $   25,342,388   $   36,122,061
                                                            ===============  ===============  ===============

Net assets consist of:
Capital shares ...........................................  $  240,309,987   $   25,343,438   $   36,123,641
Accumulated net realized gains (losses) from
   security transactions..................................          12,905          ( 1,050 )        ( 1,580 )
                                                            ---------------  ---------------  ---------------
Net assets................................................  $  240,322,892   $   25,342,388   $   36,122,061
                                                            ===============  ===============  ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ............     240,309,987       25,353,881       36,123,641
                                                            ===============  ===============  ===============

Net asset value, offering price and redemption price
   per share (Note 2) ....................................  $         1.00   $         1.00   $         1.00
                                                            ===============  ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 1996

=========================================================================================================================
                                                                 OHIO                            CALIFORNIA
                                                               TAX-FREE          TAX-FREE         TAX-FREE
                                                              MONEY FUND        MONEY FUND       MONEY FUND
- -------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest income........................................  $    9,278,740   $    1,149,293   $    1,046,105
                                                            ---------------  ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 4)......................       1,117,233          140,891          142,143
   Distribution expenses (Note 4).........................         451,624           25,946            8,687
   Accounting services fees (Note 4)......................          45,000           39,000           39,000
   Shareholder services and transfer agent fees (Note 4)..          71,194           25,208           14,237
   Postage and supplies...................................          44,641           15,894            4,936
   Professional fees......................................          18,887            5,687            6,387
   Insurance expense......................................          21,136            4,054            3,615
   Registration fees......................................           6,791            8,994            1,223
   Custodian fees (Note 4)................................           7,148            3,701            4,639
   Pricing expenses.......................................           5,954            2,099            3,108
   Trustees' fees and expenses ...........................           3,433            3,433            3,433
   Reports to shareholders ...............................           6,478            2,257            1,194
   Other expenses ........................................          13,633            1,796            1,424
                                                            ---------------  ---------------  ---------------

TOTAL EXPENSES ...........................................       1,813,152          278,960          234,026
   Fees waived by the Adviser (Note 4) ...................              --               --          ( 6,600)
                                                            ---------------  ---------------  ---------------
NET EXPENSES .............................................       1,813,152          278,960          227,426
                                                            ---------------  ---------------  ---------------

NET INVESTMENT INCOME ....................................       7,465,588          870,333          818,679
                                                            ---------------  ---------------  ---------------

NET REALIZED GAINS (LOSSES) FROM
   SECURITY TRANSACTIONS .................................           ( 709)           ( 564)             116
                                                            ---------------  ---------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS .......................................  $    7,464,879   $      869,769   $      818,795
                                                            ===============  ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JUNE 30, 1996 AND 1995

==================================================================================================================================
                                                                                                            CALIFORNIA
                                                    OHIO TAX-FREE                TAX-FREE                    TAX-FREE
                                                      MONEY FUND                 MONEY FUND                 MONEY FUND

                                                 YEAR           YEAR          YEAR           YEAR          YEAR         YEAR
                                                 ENDED         ENDED         ENDED          ENDED         ENDED        ENDED
                                               JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,     JUNE 30,
                                                 1996          1995          1996           1995           1996         1995
==================================================================================================================================
FROM OPERATIONS:
  Net investment income ...............       $7,465,588     $6,762,272     $870,333    $   865,650     $  818,679   $  643,953
  Net realized gains (losses) from
   security transactions ..............           ( 709)         8,226         ( 564)         ( 774)           116          234
                                            -----------    -----------   -----------    -----------    -----------  -----------

Net increase in net assets from
     operations........................       7,464,879      6,770,498       869,769        864,876        818,795      644,187
                                            -----------    -----------   -----------    -----------    -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME .........      ( 7,465,588)   ( 6,764,671)    ( 873,034)     ( 862,949)     ( 818,679)    (644,370)
                                            -----------    -----------   -----------    -----------    -----------  -----------

FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5):
  Proceeds from shares sold ...........     565,969,095    532,441,705    49,546,956     51,748,931    119,659,991    84,546,054
  Net asset value of shares issued
    in reinvestment of distributions
    to shareholders....................       4,885,920      4,449,982      839,246         814,800        753,406      572,727
  Payments for shares redeemed ........    (557,137,769) ( 523,292,513) (51,732,766)    (57,041,748)  (103,816,208) (90,102,140)
                                            -----------    -----------   -----------    -----------    -----------  -----------
Net increase (decrease) in net assets
  from capital share transactions......      13,717,246     13,599,174    (1,346,564)    (4,478,017)    16,597,189   (4,983,359)
                                            -----------    -----------   -----------    -----------    -----------  -----------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS  .........................      13,716,537     13,605,001    (1,349,829)   ( 4,476,090)    16,597,305   (4,983,542)

NET ASSETS:
   Beginning of year...................     226,606,355    213,001,354    26,692,217     31,168,307     19,524,756   24,508,298
                                            -----------    -----------   -----------    -----------    -----------  -----------
   End of year........................     $240,322,892   $226,606,355   $25,342,388    $26,692,217    $36,122,061  $19,524,756
                                           ============   ============   ===========    ===========    ===========  ===========

UNDISTRIBUTED NET INVESTMENT INCOME...     $         --   $         --   $        --    $     2,701    $        --  $        --
                                           ============   ============   ===========    ===========    ===========  ===========

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1996

===========================================================================================================================
                                                                                                ROYAL PALM
                                                                 TAX-FREE      OHIO INSURED      FLORIDA
                                                               INTERMEDIATE      TAX-FREE        TAX-FREE
                                                                 TERM FUND         FUND         MONEY FUND
- ---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................  $   71,673,021   $   76,483,492   $   47,075,493
                                                            ===============  ===============  ===============
   At amortized cost......................................  $   71,287,629   $   76,453,032   $   46,976,072
                                                            ===============  ===============  ===============
   At value (Note 2) .....................................  $   72,708,536   $   79,588,215   $   46,976,072
Cash .....................................................         100,018           40,602           18,144
Receivable for capital shares sold........................         217,106           13,090               --
Recevable for securities sold.............................              --               --          750,000
Interest receivable ......................................       1,321,055          692,613          383,034
Other assets .............................................           3,657            3,374            1,355
                                                            ---------------  ---------------  ---------------
   TOTAL ASSETS...........................................      74,350,372       80,337,894       48,128,605
                                                            ---------------  ---------------  ---------------

LIABILITIES

Dividends payable.........................................          47,457           73,272           50,161
Payable for capital shares redeemed ......................         326,049          299,745               --
Payable for securities purchased..........................         995,174               --               --
Payable to affiliates (Note 4) ...........................          57,085           43,498           21,006
Other accrued expenses and liabilities....................          11,202           10,702            6,299
                                                            ---------------  ---------------  ---------------

     TOTAL LIABILITIES ...................................       1,436,967          427,217           77,466
                                                            ---------------  ---------------  ---------------

NET ASSETS  ..............................................  $   72,913,405   $   79,910,677   $   48,051,139
                                                            ===============  ===============  ===============

Net assets consist of:
Capital shares ...........................................  $   73,113,280   $   76,775,988   $   48,052,337
Accumulated net realized losses from security
     transactions ........................................     ( 1,620,782)           ( 494)          ( 1,198)
Net unrealized appreciation on investments................       1,420,907        3,135,183               --
                                                            ---------------  ---------------  ---------------

Net assets................................................  $   72,913,405   $   79,910,677   $   48,051,139
                                                            ===============  ===============  ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares...................  $   67,674,858   $   75,938,183   $   28,906,381
                                                            ===============  ===============  ===============
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value) (Note 5).....................       6,238,847        6,345,325       28,907,579
                                                            ===============  ===============  ===============
Net asset value and redemption price per share (Note 2) ..  $        10.85   $        11.97   $         1.00
                                                            ===============  ===============  ===============
Maximum offering price per share (Note 2) ................  $        11.07   $        12.47   $         1.00
                                                            ===============  ===============  ===============

PRICING OF CLASS C SHARES(A)
Net assets applicable to Class C shares(A)................  $    5,238,547   $    3,972,494   $   19,144,758
                                                            ===============  ===============  ===============
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value) (Note 5) ....................         482,869          331,937       19,144,758
                                                            ===============  ===============  ===============

Net asset value, offering price and redemption
     price per share (Note 2) ............................        $  10.85          $ 11.97      $     1.00
                                                            ===============  ===============  ===============

(A) Except for the Royal Palm Florida Tax-Free Money Fund which offers Class B shares (Note 2).

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 1996

==========================================================================================================================
                                                                                                  ROYAL PALM
                                                               TAX-FREE         OHIO INSURED        FLORIDA
                                                             INTERMEDIATE         TAX-FREE         TAX-FREE
                                                               TERM FUND            FUND          MONEY FUND
- --------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income........................................  $    4,390,262   $    4,651,670   $    1,170,195
                                                            ---------------  ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 4)......................         398,576          397,265          152,663
   Distribution expenses, Class A (Note 4)................         115,756           14,824            8,631
   Distribution expenses, Class C (Note 4) ...............          22,701           12,297              --
   Shareholder services and transfer agent fees,
     Class A (Note 4) ....................................          72,503           40,277           12,000
   Shareholder services and transfer agent fees,
     Class C (Note 4) ....................................          12,000           12,000              --
   Shareholder services and transfer agent fees,
     Class B (Note 4) ....................................             --               --             1,000
   Accounting services fees (Note 4) .....................          57,000           57,000           40,000
   Postage and supplies...................................          60,880           29,106            6,538
,  Pricing expenses.......................................          17,468           15,413            2,778
   Professional fees .....................................           8,849            9,070            6,187
   Insurance expense......................................          10,086            9,181            3,637
   Custodian fees.........................................           8,584            6,967            3,166
   Registration fees, Common..............................           3,924            2,285            2,129
   Registration fees, Class A.............................           4,233              661               --
   Registration fees, Class C.............................           4,145              353               --
   Reports to shareholders ...............................           8,618            5,199              732
   Trustees' fees and expenses ...........................           3,433            3,433            3,433
   Other expenses ........................................           5,970            4,866            1,766
                                                            ---------------  ---------------  ---------------

TOTAL EXPENSES ...........................................         814,726          620,197          244,660
   Fees waived by the Advisor (Note 4)....................              --               --         ( 58,284)
   Class A expenses reimbursed by the Adviser (Note 4)....              --          ( 2,708)             --
   Class B expenses reimbursed by the Advisor (Note 4)....              --               --            ( 506)
                                                            ---------------  ---------------  ---------------
NET EXPENSES .............................................         814,726          617,489          185,870
                                                            ---------------  ---------------  ---------------

NET INVESTMENT INCOME ....................................       3,575,536        4,034,181          984,325
                                                            ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions .......         418,573          637,863               --
     Net change in unrealized appreciation/depreciation
       on investments ....................................        (378,154)        (557,750)              --
                                                            ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS  ........          40,419           80,113               --
                                                            ---------------  ---------------  ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...............  $    3,615,955   $    4,114,294   $      984,325
                                                            ===============  ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JUNE 30, 1996 AND 1995

==================================================================================================================================
                                                                                                             ROYAL PALM
                                                   TAX-FREE                                                   FLORIDA
                                                 INTERMEDIATE                OHIO INSURED                     TAX-FREE
                                                   TERM FUND                 TAX-FREE FUND                   MONEY FUND

                                               YEAR          YEAR           YEAR          YEAR           YEAR           YEAR
                                              ENDED         ENDED          ENDED         ENDED          ENDED          ENDED
                                             JUNE 30,      JUNE 30,        JUNE 30      JUNE 30,       JUNE 30,       JUNE 30,
                                               1996          1995           1996          1995           1996          1995
- ----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income ..................   $3,575,536     $4,323,906    $4,034,181    $4,204,284     $  984,325     $ 821,944
  Net realized gains (losses) from
   security transactions .................      418,573     (1,487,447)      637,863      (553,505)            --            2
   Net change in unrealized appreciation/
   depreciation on investments ...........     (378,154)     2,397,778      (557,750)     2,078,922            --           --
                                            -----------    -----------   -----------    -----------    -----------  -----------
Net increase in net assets from operations    3,615,955      5,234,237     4,114,294      5,729,701        984,325      821,946
                                            -----------    -----------   -----------    -----------    -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income, Class A ....   (3,370,231)    (4,158,531)   (3,835,050)    (4,060,262)      (941,390)    (822,616)
  From net investment income, Class C ....     (205,305)      (182,065)     (199,131)      (165,164)          --             --
  From net investment income, Class B ....         --              --            --              --        (42,935)          --
                                             -----------    -----------   -----------    -----------    -----------  -----------
Decrease in net assets from
  distributions to shareholders ..........   (3,575,536)    (4,340,596)   (4,034,181)    (4,225,426)      (984,325)    (822,616)
                                            -----------    -----------   -----------    -----------    -----------  -----------

FROM CAPITAL SHARES
  TRANSACTIONS (NOTE 5):

CLASS A
  Proceeds from shares sold ..............   15,528,848     27,134,058   149,454,410    135,489,969     51,380,671   44,740,157
  Net asset value of shares
   issued in reinvestment
   of distributions to shareholders ......    2,685,608      3,413,920     2,832,266      3,071,603        836,936      747,824
  Payments for shares redeemed ...........  (31,733,808)   (56,693,107) (147,848,817)  (148,483,241)   (47,429,798) (47,644,429)
                                            -----------    -----------   -----------    -----------    -----------  -----------
Net increase (decrease) in net assets
  from Class A share transactions ........  (13,519,352)  (26,145,129)     4,437,859     (9,921,669)     4,787,809   (2,156,448)
                                            -----------    -----------   -----------    -----------    -----------  -----------

CLASS C (A)
  Proceeds from shares sold ..............    3,208,583      7,031,053     1,212,806      1,936,052     19,950,303           --
  Net asset value of shares issued
   in reinvestment of distributions
   to shareholders .......................      192,684        174,884       173,201        141,387             --           --
  Payments for shares redeemed ...........   (2,962,890)    (5,556,496)  ( 1,551,557)      (650,441)      (805,545)          --
                                            -----------    -----------   -----------    -----------    -----------  -----------

Net increase (decrease) in net assets
  from Class C share transactions (A) ....      438,377      1,649,441      (165,550)     1,426,998     19,144,758           --
                                            -----------    -----------   -----------    -----------    -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................  (13,040,556)   (23,602,047)    4,352,422     (6,990,396)    23,932,567   (2,157,118)

NET ASSETS:
  Beginning of year ......................   85,953,961    109,556,008    75,558,255     82,548,651     24,118,572   26,275,690
                                            -----------    -----------   -----------    -----------    -----------  -----------
  End of year ............................  $72,913,405    $85,953,961   $79,910,677    $75,558,255    $48,051,139  $24,118,572
                                            ===========    ===========   ===========    ===========    ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME ......  $        --    $        --   $        --    $        --    $        --  $        --
                                            ===========    ===========   ===========    ===========    ===========  ===========

(A) Except for the Royal Palm Florida Tax-Free Money Fund which offers Class B shares (Note 2).

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

===========================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===========================================================================================================================
                                                                         YEAR ENDED JUNE 30,

                                                     1996         1995        1994         1993         1992
- ---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $ 1.000     $  1.000    $  1.000     $  1.000    $  1.000
                                                  ----------  ----------   ----------   ----------  ----------
Net investment income...........................      0.031        0.031        0.020        0.022       0.034
                                                  ----------  ----------   ----------   ----------  ----------
Distributions from net investment income .......    ( 0.031)     ( 0.031)    ( 0.020)      ( 0.022)    ( 0.034)
                                                  ----------  ----------   ----------   ----------  ----------
Net asset value at end of year..................    $ 1.000     $  1.000     $  1.000     $  1.000    $  1.000
                                                  ==========  ==========   ==========   ==========  ==========
Total return....................................      3.14%        3.12%        1.99%        2.19%       3.52%
                                                  ==========  ==========   ==========   ==========  ==========
Net assets at end of year (000's) ..............    $240,323    $226,606   $  213,001   $  221,775  $  218,503
                                                  ==========  ==========   ==========   ==========  ==========

Ratio of expenses to average net assets ........      0.75%        0.74%       0.73%        0.74%       0.75%

Ratio of net investment income to average
     net assets ...............................       3.09%       3.08%        1.97%       2.16%         3.43%

- -------------------------------------------------------------------------------------------------------------------------


TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==========================================================================================================================
                                                                       YEAR ENDED JUNE 30,
                                                     1996         1995        1994         1993         1992
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $ 1.000     $  1.000    $  1.000     $  1.000    $  1.000
                                                  ----------  ----------   ----------   ----------  ---------
Net investment income...........................      0.031        0.030       0.021        0.024       0.036
                                                  ----------  ----------   ----------   ----------  ----------
Distributions from net investment income........    ( 0.031 )    ( 0.030)    ( 0.021)     ( 0.024)     ( 0.036)
                                                  ----------  ----------   ----------   ----------  ----------
Net asset value at end of year..................    $ 1.000     $  1.000    $  1.000     $  1.000    $  1.000
                                                  ==========  ==========   ==========   ==========  ==========
Total return ...................................      3.15%        3.07%       2.12%        2.40%       3.63%
                                                  ==========  ==========   ==========   ==========  ==========
Net assets at end of year (000's) ..............    $25,342     $ 26,692    $ 31,168     $ 34,787    $ 50,000
                                                  ==========  ==========   ==========   ==========  ==========
Ratio of expenses to average net assets.........      0.99%        0.99%       0.99%        0.99%       0.99%

Ratio of net investment income to average
     net assets................................       3.09%       3.00%        2.09%       2.39%         3.55%
- --------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==========================================================================================================================
                                                                        YEAR ENDED JUNE 30,
                                                     1996         1995        1994         1993         1992
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $ 1.000     $  1.000    $  1.000     $  1.000    $  1.000
                                                  ----------  ----------   ----------   ----------  ----------
Net investment income...........................      0.029        0.029       0.019        0.022       0.035
                                                  ----------  ----------   ----------   ----------  ----------
Distributions from net investment income........    ( 0.029)     ( 0.029)    ( 0.019)     ( 0.022)     ( 0.035)
                                                  ----------  ----------   ----------   ----------  ----------
Net asset value at end of year..................    $ 1.000     $  1.000    $  1.000     $  1.000    $  1.000
                                                  ==========  ==========   ==========   ==========  ==========
Total return ...................................      2.95%        2.95%       1.93%        2.26%       3.71%
                                                  ==========  ==========   ==========   ==========  ==========
Net assets at end of year (000's) ..............    $36,122     $ 19,525    $ 24,508     $ 34,487    $ 21,246
                                                  ==========  ==========   ==========   ==========  ==========

Ratio of expenses to average net assets(A)  ....      0.80%        0.70%       0.60%        0.56%       0.34%

Ratio of net investment income to average
     net assets.................................      2.88%       2.83%        1.90%        2.22%       3.49%
- --------------------------------------------------------------------------------------------------------------------------

(A)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85%, 0.86%, 0.85% and 0.89% for the years ended June 30, 1996, 1995, 1994, 1993 and 1992, respectively (Note 4).

See accompanying notes to finacial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==========================================================================================================================
                                                                         YEAR ENDED JUNE 30,
                                                      1996        1995        1994         1993         1992
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $ 10.86     $  10.69    $  10.98     $  10.42    $  10.15
                                                  ----------  ----------   ----------   ----------  ----------
Income from investment operations:
   Net investment income .......................       0.50         0.49        0.48         0.53        0.59
   Net realized and unrealized gains (losses)
     on investments.............................     ( 0.01 )       0.17      ( 0.29)        0.56        0.27
                                                  ----------  ----------   ----------   ----------  ----------
Total from investment operations ...............       0.49         0.66        0.19         1.09        0.86
                                                  ----------  ----------   ----------   ----------  ----------
Distributions from net investment income .......     ( 0.50 )     ( 0.49)     ( 0.48)      ( 0.53 )    ( 0.59 )
                                                  ----------  ----------   ----------   ----------  ----------
Net asset value at end of year..................    $ 10.85     $  10.86    $  10.69     $  10.98    $  10.42
                                                  ==========  ==========   ==========   ==========  ==========
Total return(A) ................................      4.51%        6.36%       1.70%       10.75%       8.78%
                                                  ==========  ==========   ==========   ==========  ==========

Net assets at end of year (000's) ..............    $67,675     $ 81,140    $106,472     $ 82,168    $ 26,720
                                                  ==========  ==========   ==========   ==========  ==========

Ratio of expenses to average net assets ........      0.99%        0.99%       0.99%        0.99%       1.07%

Ratio of net investment income to average net
     assets.....................................      4.52%        4.59%        4.35%       4.90%        5.75%

Portfolio turnover rate.........................        37%          32%          46%         28%          12%
- --------------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.

 See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                                                                                FROM DATE OF
                                                                                               PUBLIC OFFERING
                                                                  YEAR ENDED JUNE 30,          (FEB. 1, 1994)
                                                                                                   THROUGH
                                                                 1996              1995         JUNE 30, 1994
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $        10.86   $        10.69   $        11.27
                                                            ---------------  ---------------  ---------------
Income from investment operations:
   Net investment income..................................            0.44             0.44             0.20
   Net realized and unrealized gains (losses) on
     investments..........................................          ( 0.01)            0.17           ( 0.58)
                                                            ---------------  ---------------  ---------------
Total from investment operations..........................            0.43             0.61           ( 0.38 )
                                                            ---------------  ---------------  ---------------
Distributions from net investment income..................          ( 0.44 )         ( 0.44 )         ( 0.20 )
                                                            ---------------  ---------------  ---------------
Net asset value at end of period..........................  $        10.85   $        10.86   $        10.69
                                                            ===============  ===============  ===============
Total return(A) ..........................................           4.00%            5.82%          ( 8.28%)(C)
                                                            ===============  ===============  ===============
Net assets at end of period (000's).......................  $        5,239   $        4,814   $        3,084
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(B) ...............           1.49%            1.49%            1.45% (C)

Ratio of net investment income to average net assets......           4.02%            4.08%            3.79% (C)

Portfolio turnover rate...................................             37%              32%              46% (C)
- --------------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.

(B)Absent expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(C) for the period ended June 30, 1994 (Note 4).

(C)Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==========================================================================================================================
                                                                         YEAR ENDED JUNE 30,
                                                     1996         1995        1994         1993         1992
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $ 11.99     $  11.74    $  12.41     $  11.67    $  11.13
                                                  ----------  ----------   ----------   ----------  ----------
Income from investment operations:
   Net investment income .......................       0.62         0.63        0.61         0.65        0.70
   Net realized and unrealized gains (losses)
     on investments.............................     ( 0.02 )       0.25      ( 0.64)        0.74        0.54
                                                  ----------  ----------   ----------   ----------  ----------
Total from investment operations ...............       0.60         0.88      ( 0.03)        1.39        1.24
                                                  ----------  ----------   ----------   ----------  ----------
Less distributions:
   Distributions from net investment income ....     ( 0.62 )     ( 0.63)     ( 0.61)      ( 0.65 )    ( 0.70 )
   Distributions from net realized gains........         --           --      ( 0.03)          --          --
                                                  ----------  ----------   ----------   ----------  ----------
Total distributions ............................     ( 0.62 )     ( 0.63)     ( 0.64)      ( 0.65 )    ( 0.70 )
                                                  ----------  ----------   ----------   ----------  ----------
Net asset value at end of year..................    $ 11.97     $  11.99    $  11.74     $  12.41    $  11.67
                                                  ==========  ==========   ==========   ==========  ==========

Total return(A)  ...............................      5.05%        7.75%     ( 0.41%)      12.24%      11.55%
                                                  ==========  ==========   ==========   ==========  ==========

Net assets at end of year (000's) ..............    $75,938     $ 71,393    $ 79,889     $ 81,101    $ 49,288
                                                  ==========  ==========   ==========   ==========  ==========
Ratio of expenses to average net assets(B)  ....      0.75%        0.75%       0.75%        0.75%       0.60%

Ratio of net investment income to average
     net assets.................................      5.12%       5.35%        4.94%       5.35%         6.10%

Portfolio turnover rate.........................        46%          29%         45%          15%          3%
- --------------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.

(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% and 0.77% for the years ended June 30, 1995 and 1992, respectively (Note 4).

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                                                                                FROM DATE OF
                                                                                               PUBLIC OFFERING
                                                                          YEAR ENDED JUNE 30,   (NOV. 1, 1993)
                                                                                                   THROUGH
                                                                 1996              1995        JUNE 30, 1994
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $        12.00   $        11.74   $       12.62
                                                            ---------------  ---------------  ---------------
Income from investment operations:
   Net investment income..................................            0.56             0.57             0.36
   Net realized and unrealized gains (losses)
     on investments.......................................          ( 0.03)            0.26           ( 0.85)
                                                            ---------------  ---------------  ---------------
Total from investment operations..........................            0.53             0.83           ( 0.49 )
                                                            ---------------  ---------------  --------------
Less distributions:
   Distributions from net investment income...............          ( 0.56 )         ( 0.57 )         ( 0.36 )
   Distributions from net realized gains..................              --               --           ( 0.03 )
                                                            ---------------  ---------------  ---------------
Total distributions.......................................          ( 0.56 )         ( 0.57 )         ( 0.39 )
                                                            ---------------  ---------------  --------------
Net asset value at end of period..........................  $        11.97   $        12.00   $       11.74
                                                            ===============  ===============  ===============
Total return(A) ..........................................           4.44%            7.31%           ( 6.05%)(C)
                                                            ===============  ===============  ===============
Net assets at end of period (000's).......................  $        3,972   $        4,165   $        2,659
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(B) ...............           1.25%            1.25%            1.22% (C)

Ratio of net investment income to average net assets......           4.62%            4.84%            4.09% (C)

Portfolio turnover rate...................................             46%              29%              45% (C)
- -------------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.

(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(C) for the periods ended June 30, 1995 and 1994, respectively (Note 4).

(C)Annualized.

See accompanying notes to financial statements.

ROYAL PALM FLORIDA TAX-FREE MONEY FUND - CLASS A
FINANCIAL HIGHLIGHTS

===========================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================================================
                                                                                                 FROM DATE OF
                                                                                                PUBLIC OFFERING
                                                                YEAR ENDED JUNE 30,             (NOV. 13, 1992)
                                                                                                    THROUGH
                                                      1996            1995            1994     JUNE 30, 1993(A)
- ---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $      1.000    $      1.000   $      1.000    $      1.000
                                                  ------------   -------------   -------------   ------------
Net investment income..........................          0.032           0.031          0.021           0.016
                                                  ------------   -------------   -------------   ------------
Distributions from net investment income ......        ( 0.032)        ( 0.031)       ( 0.021)        ( 0.016)
                                                  ------------   -------------   -------------   ------------
Net asset value at end of period ..............   $      1.000    $      1.000   $      1.000    $      1.000
                                                  ============   =============   =============   ============
Total return ..................................          3.29%           3.17%          2.11%           2.49%(C)
                                                  ============   =============   =============   ============
Net assets at end of period (000's) ...........   $     28,906    $     24,119   $     26,276    $     21,907
                                                  ============   =============   =============   ============

Ratio of expenses to average net assets(B)  ...          0.61%           0.66%          0.58%           0.34%(C)

Ratio of net investment income to average
     net assets...............................           3.24%          3.12%           2.10%           2.41%(C)
- --------------------------------------------------------------------------------------------------------------------------

(A)No income was earned or expenses incurred from the start of business through the date of public offering.

(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.80%, 0.80%, 0.81% and 0.94%(C) for the periods ended June 30, 1996, 1995, 1994 and 1993, respectively (Note 4).

(C)Annualized.

ROYAL PALM FLORIDA TAX-FREE MONEY FUND - CLASS B
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
==========================================================================================================================
                                                                                                     PERIOD
                                                                                                      ENDED
                                                                                                 JUNE 30, 1996 (A)
- --------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................................  $    1.000
                                                                                                ------------
Net investment income..........................................................................       0.003
                                                                                                ------------
Distributions from net investment income ......................................................  $  ( 0.003)
                                                                                                ------------
Net asset value at end of period ..............................................................  $    1.000
                                                                                                ============
Total return...................................................................................       3.03%(C)
                                                                                                ============
Net assets at end of period (000's) ...........................................................  $   19,145
                                                                                                ============
Ratio of expenses to average net assets(B)  ...................................................       0.50%(C)

Ratio of net investment income to average net assets...........................................       3.03%(C)
- --------------------------------------------------------------------------------------------------------------------------

(A)Represents the period from the initial public offering of Class B shares (May 29, 1996) through June 30, 1996.

(B)Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.87%(C) (Note 4).

(C)Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1996

==============================================================================

1. ORGANIZATION

Midwest Group Tax Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of six funds: the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (individually a Fund and collectively the Funds).

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Royal Palm Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to .25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Royal Palm Florida Tax-Free Money Fund offers two classes of shares: Class A shares (Retail shares), sold subject to a distribution fee of up to .25% of average daily net assets, and Class B shares (Institutional shares) sold without a distribution fee. Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which is expected to cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as check writing and automatic investment and redemption plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Ohio Tax-Free Money Fund, Tax-Free Money Fund, California Tax-Free Money Fund and Royal Palm Florida Tax-Free Money Fund securities are valued on the amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are valued at market and use an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund is calculated daily. Net asset value per share is calculated for each of these Funds by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily. Net asset value per share is calculated for each class of a Fund by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Distributions from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 1996:

- ----------------------------------------------------------------------------------------------------------------
                                                                                 TAX-FREE
                                                                               INTERMEDIATE     OHIO INSURED
                                                                                 TERM FUND      TAX-FREE FUND

Gross unrealized appreciation.............................................   $    1,757,875   $     3,422,103
Gross unrealized depreciation.............................................        ( 336,968)        ( 286,920)
                                                                             ---------------  ---------------

Net unrealized appreciation...............................................   $    1,420,907   $    3,135,183
                                                                             ===============  ===============
- ----------------------------------------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1996, the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund had capital loss carryforwards for federal income tax purposes of $709, $1,338, $1,580, $1,198, $1,620,782 and $494, respectively, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in the current or future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  INVESTMENT TRANSACTIONS

For the year ended June 30, 1996, purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $28,765,136 and $45,159,470, respectively, for the Tax-Free Intermediate Term Fund and $35,124,299 and $38,276,155, respectively, for the Ohio Insured Tax-Free Fund.

4.  TRANSACTIONS WITH AFFILIATES

The President of the Trust is the controlling shareholder of Leshner Financial, Inc., whose subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100,000,000, 0.45% of such assets from $100,000,000 to $200,000,000, 0.4% of such assets from $200,000,000 to $300,000,000 and 0.375% of such assets in excess of
$300,000,000.

States in which shares of the Trust are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse each Fund for expenses which exceed the most restrictive applicable expense limitation of any state. No reimbursement was required from the Adviser with respect to any Fund for the year ended June 30, 1996. However, in order to reduce the operating expenses of the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund, the Adviser voluntarily waived advisory fees of $6,600 and $58,284, respectively, during the year ended June 30, 1996. In addition, in order to reduce the operating expenses of Class A shares of the Ohio Insured Tax-Free Fund and Class B shares of the Royal Palm Florida Tax-Free Money Fund, the Adviser voluntarily reimbursed $2,708 of Class A expenses for the Ohio Insured Tax-Free Fund and $506 of Class B expenses for the Royal Palm Florida Tax-Free Money Fund during the period.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent and Shareholder Service Agreement between the Trust and MGF, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, MGF receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee, based on current asset levels, of $3,750 per month from the Ohio Tax-Free Money Fund, $3,250 per month from each of the Tax-Free Money Fund and the California Tax-Free Money Fund, $4,250 per month from the Royal Palm Florida Tax-Free Money Fund and $4,750 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser and affiliates earned $9,779 and $22,737 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 1996. In addition, the Advisor collected $5,802 and $349 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is .25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS

The Fifth Third Bank, which serves as the custodian for each Fund except for the Royal Palm Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 1996. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Royal Palm Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 1996. Under the term of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years ended June 30, 1996 and 1995:

- ---------------------------------------------------------------------------------------------------------------------------
                                                       TAX-FREE INTERMEDIATE               OHIO INSURED
                                                             TERM FUND                    TAX-FREE FUND

                                                      YEAR            YEAR            YEAR           YEAR
                                                      ENDED           ENDED           ENDED          ENDED
                                                    JUNE 30,        JUNE 30,        JUNE 30,       JUNE 30,
                                                      1996            1995            1996           1995
- ---------------------------------------------------------------------------------------------------------------------------
CLASS A

Shares sold....................................      1,417,723       2,523,254     12,319,913      11,576,223
Shares issued in reinvestment of
   distributions to shareholders...............        244,633         320,606        232,739         262,171
Shares redeemed................................    ( 2,894,267)    ( 5,334,216)  ( 12,159,274)   ( 12,691,802)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in shares outstanding..    ( 1,231,911)    ( 2,490,356)       393,378       ( 853,408)
Shares outstanding, beginning of year..........      7,470,758       9,961,114      5,951,947       6,805,355
                                                  ------------   -------------   -------------   ------------

Shares outstanding, end of year................      6,238,847       7,470,758      6,345,325      5,951,947
                                                  ============   =============   =============   ============

CLASS C

Shares sold....................................        292,369         661,291         99,911         164,356
Shares issued in reinvestment of
   distributions to shareholders...............         17,558          16,430         14,227          12,037
Shares redeemed................................      ( 270,313)      ( 522,939)     ( 129,418)       ( 55,643)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in shares outstanding..         39,614         154,782       ( 15,280)        120,750
Shares outstanding, beginning of year..........        443,255         288,473        347,217         226,467
                                                  ------------   -------------   -------------   ------------

Shares outstanding, end of year................        482,869         443,255        331,937         347,217
                                                  ============   =============   =============   ============
- --------------------------------------------------------------------------------------------------------------------------

Capital share transactions for the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  PORTFOLIO COMPOSITION

As of June 30, 1996, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio income tax. The California Tax-Free Money Fund was invested in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. As of June 30, 1996, 77.4% of the Royal Palm Florida Tax-Free Money Fund was invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 1996, 19.5% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, 13.5% in the State of Minnesota and 10.2% in the State of Florida. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund as of June 30, 1996, see the Fund's Portfolio of Investments.

As diversified Funds registered under the 1940 Act, it is the policy of the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund that not more than 25% of the total assets of each such Fund be invested in securities of issuers which individually comprise more than 5% of its total assets.

The Ohio Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 1996, neither the Ohio Tax-Free Money Fund nor the Royal Palm Florida Tax-Free Money Fund had concentrations of investments (10% or greater) in any one issuer. The California Tax-Free Money Fund and the Ohio Insured Tax-Free Fund had 12.6% and 14.6% of their respective investments concentrated in the securities of a single issuer as of June 30, 1996.

The Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 1996, 46.9% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.6% were rated AA/Aa, 21.8% were rated A/A and 2.7% were not rated.

As of June 30, 1996, 99.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government, or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 82.9% of its portfolio securities.

The concentration of investments for each Fund as of June 30, 1996, classified by revenue source, was as follows:

- ---------------------------------------------------------------------------------------------------------------------------
                                                                           ROYAL PALM
                                         OHIO                 CALIFORNIA    FLORIDA      TAX-FREE      OHIO
                                       TAX-FREE    TAX-FREE    TAX-FREE     TAX-FREE    INTERMEDIATE  INSURED
                                         MONEY       MONEY       MONEY        MONEY        TERM       TAX-FREE
                                         FUND        FUND        FUND         FUND         FUND        FUND
- --------------------------------------------------------------------------------------------------------------------------
General Obligations.................      28.6%       14.4%        11.3%         8.0%       21.8%       30.3%
Revenue Bonds:
  Industrial Development/
     Pollution Control............        32.0%       42.8%         36.0%       30.6%        8.2%       15.2%
  Hospital/Health Care..............      22.7%        4.8%         2.2%        24.8%       18.0%       19.7%
  Housing/Mortgage..................       3.8%       17.8%         2.0%        19.1%       11.5%        5.5%
  Utilities.........................       0.2%        3.6%        17.9%         5.6%       10.9%       18.0%
  Education.........................       2.3%        3.0%         2.0%         1.9%       11.8%        3.4%
  Transportation....................         --        3.7%         4.0%         2.8%        3.9%        3.3%
  Public Facilities.................         --        1.0%         4.7%         2.4%        3.6%        1.4%
  Economic Development..............       5.2%        6.4%           --           --        2.1%          --
  Leases............................         --        1.2%         7.2%         1.8%        2.3%        0.7%
  Special Tax.......................         --          --         4.9%         0.5%        3.9%          --
  Miscellaneous.....................       5.2%        1.3%         7.8%         2.5%        2.0%        2.5%
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total ..............................     100.0%      100.0%       100.0%       100.0%      100.0%      100.0%
                                     =========== =========== ===========   =========== =========== ===========
- -------------------------------------------------------------------------------------------------------------------------


See each Fund's Portfolio of Investments for additional information on portfolio composition.

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1996

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 31.5%             RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $1,665,000   Euclid City, OH, Various Impt. GO BANS.........................   4.250% 07/12/1996 $ 1,665,072
  5,484,000   Greene Co., OH, GO.............................................   4.125  07/18/1996   5,485,568
    675,000   Dayton, OH, Airport Impt. GO BANS..............................   4.050  07/25/1996     675,063
  1,667,040   Willoughby, OH, Landfill Closure GO BANS.......................   4.200  07/25/1996   1,667,355
  1,450,000   Powell Village, OH, Road Impt. GO BANS.........................   4.100  08/15/1996   1,450,519
    180,000   Powell Village, OH, Street Impt. GO BANS.......................   4.380  08/15/1996     180,103
  2,500,000   Univ. of Cincinnati, OH, General Receipts, Ser. S..............   4.250  08/28/1996   2,500,952
  1,105,000   Lorain Co., OH, Water & Sewer Impt. GO BANS....................   4.250  08/30/1996   1,105,261
    245,000   Ohio HFA Mtg. Rev., Ser. A-1...................................   4.400  09/01/1996     245,150
  1,000,000   Plain Township, OH, Fire Station Const. & Impt. BANS...........   4.390  09/17/1996   1,001,117
  3,000,000   Cincinnati, OH, CSD Energy Conserv. BANS.......................   4.030  09/20/1996   3,003,437
    800,000   Miamisburg, OH, Street Impt. GO BANS...........................   4.250  09/27/1996     800,462
  2,260,000   Canfield, OH, LSD School Impt. GO BANS.........................   4.150  10/03/1996   2,261,115
  2,000,000   Franklin Co., OH, Waterworks Sys. Impt. GO.....................   4.000  10/09/1996   2,002,033
    400,000   Akron Bath Copley, OH, Rev. (Akron City Hosp. Proj.)...........   7.700  11/15/1996     405,905
  2,300,000   Belmont Co., OH, Sanitary Sewer Impt. BANS.....................   4.090  11/26/1996   2,302,595
  2,000,000   Euclid, OH, CSD TRANS..........................................   3.520  12/12/1996   2,001,481
  3,400,000   Loveland, OH, GO BANS..........................................   3.875  12/12/1996   3,405,840
    975,000   Marysville, OH, GO BANS........................................   4.140  12/12/1996     976,220
  1,064,490   Champaign Co., OH, GO BANS.....................................   4.750  12/17/1996   1,066,879
    870,000   Highland, OH, LSD GO BANS......................................   4.375  12/19/1996     872,086
  1,432,500   Groveport-Madison, OH, LSD GO TANS.............................   3.990  12/30/1996   1,434,584
  1,900,000   Erie Co., OH, Hosp. Impt. Rev. (Firelands Comm. Hosp.),
               Prerefunded @101..............................................   8.875  01/01/1997   1,967,510
    675,000   Worthington, OH, CSD School Impt. GO BANS......................   3.750  01/17/1997     675,533
    500,000   Marysville, OH (Water Storage Tank Proj.) GO BANS..............   3.880  01/31/1997     500,792
  2,000,000   Toledo, OH, CSD (Energy Conservation) GO BANS..................   4.000  01/31/1997   2,005,664
  1,950,000   Marion Co., OH, GO BANS........................................   3.600  02/13/1997   1,952,919
    700,000   Ottawa Co., OH, GO BANS........................................   3.550  02/27/1997     701,114
  2,000,000   East Palestine, OH, CSD GO BANS................................   3.500  02/28/1997   2,001,273
  1,550,000   Salem, OH, CSD GO BANS.........................................   3.490  03/06/1997   1,550,708
    932,000   Huron, OH, GO BANS.............................................   3.860  03/19/1997     933,666
    800,000   Marysville, OH, GO BANS........................................   3.960  03/21/1997     801,441
  3,185,700   Greene Co., OH, GO.............................................   4.000  03/26/1997   3,192,455
    950,000   Geneva on the Lake, OH, GO.....................................   4.100  04/03/1997     952,076
  2,300,000   Ottawa Co., OH, GO BANS........................................   3.980  04/09/1997   2,303,931
  1,000,000   Trumbull Co., OH, Correctional Fac. GO BANS....................   4.070  04/10/1997   1,002,016
  1,000,000   Ashland, OH, CSD (Energy Conservation) GO BANS.................   4.150  04/15/1997   1,002,293
  3,239,200   Hamilton, OH, GO BANS..........................................   4.000  05/09/1997   3,240,442
  2,300,000   Oregon, OH, GO BANS............................................   4.050  05/29/1997   2,304,603
  3,500,000   Claymont, OH, CSD GO BANS......................................   4.000  06/04/1997   3,501,556
  3,000,000   Greene Co., OH, GO.............................................   3.880  06/04/1997   3,004,278
  1,040,000   Brook Park, OH, GO BANS........................................   4.050  06/06/1997   1,042,519
  2,000,000   Hudson, OH, Waterworks Impt. GO BANS...........................   4.000  06/11/1997   2,004,915
  2,500,000   Mansfield, OH, CSD GO TANS.....................................   4.500  06/27/1997   2,510,620
- -------------                                                                                     ------------
  $75,494,930 TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
- -------------
              (Amortized Cost $75,661,121)...................................                     $75,661,121
                                                                                                  ------------


OHIO TAX-FREE MONEY FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 55.5%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $1,000,000   Ohio Higher Educ. Fac. Rev. (John Carroll Univ.)...............   4.125% 07/01/1996 $ 1,000,000
  2,800,000   Cuyahoga Co., OH, Hosp. Impt. Rev. (Univ. Hosp. Cleveland).....   3.750  07/01/1996   2,800,000
    400,000   Franklin Co., OH, Health Sys. Rev. (St. Anthony Medical Ctr.)..   3.600  07/01/1996     400,000
  3,900,000   Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters)........   3.750  07/01/1996   3,900,000
    500,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1995A...............   3.750  07/01/1996     500,000
  1,700,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B
                (Cincinnati Gas & Elec.).....................................   3.750  07/01/1996   1,700,000
    700,000   Ohio St. PCR (Sohio Air Proj.).................................   3.600  07/01/1996     700,000
  4,320,000   Cuyahoga Co., OH, IDR (S & R Playhouse Realty).................   3.750  07/01/1996   4,320,000
  1,600,000   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.)............   3.750  07/01/1996   1,600,000
    210,000   Franklin Co., OH, IDR (Boa Ltd. Proj.).........................   3.850  07/01/1996     210,000
  1,300,000   Franklin Co., OH, IDR (Jacobsen Stores)........................   3.800  07/01/1996   1,300,000
    600,000   Franklin Co., OH, IDR (Capitol South)..........................   3.800  07/01/1996     600,000
  2,900,000   Muskingum Co., OH, IDR (Elder-Beerman).........................   3.900  07/01/1996   2,900,000
    500,000   Ohio St. Environ. Impt. Rev. (U.S. Steel Corp.)................   3.800  07/01/1996     500,000
  4,250,000   Cincinnati-Hamilton Co., OH, Port. Auth. Rev.
                (Kaiser Agric. Chemical Co.).................................   3.400  07/02/1996   4,250,000
    245,000   Akron, OH, Sani. Sewer Sys. Rev., Ser. 1994....................   3.450  07/03/1996     245,000
  1,000,000   Butler Co., OH, IDR (Phillip Morris Co.).......................   3.350  07/03/1996   1,000,000
  1,000,000   Centerville, OH, Health Care Rev. (Bethany-Lutheran)...........   3.700  07/03/1996   1,000,000
  8,100,000   Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys.)..   3.500  07/03/1996   8,100,000
  1,800,000   Cleveland-Cuyahoga Co., OH, Port. Auth. Rev.
                (Rock & Roll Hall of Fame)...................................   3.450  07/03/1996   1,800,000
  1,075,000   Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
                (Hospice of the Western Reserve).............................   3.600  07/03/1996   1,075,000
  1,750,000   Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
                (Hospice of the Western Reserve).............................   3.600  07/03/1996   1,750,000
  1,250,000   Cuyahoga Co., OH, Health Care Fac. Rev. (Benjamin Rose Inst.)..   3.500  07/03/1996   1,250,000
    160,000   Cuyahoga Co., OH, IDR (Schottenstein Stores)...................   3.550  07/03/1996     160,000
  2,000,000   Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)...........   3.850  07/03/1996   2,000,000
    970,000   Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)...................   3.600  07/03/1996     970,000
    900,000   Delaware Co., OH, Indust. Rev., Ser. 1985 (MRG Limited Proj.)..   3.550  07/03/1996     900,000
  2,390,000   Erie Co., OH, IDR (Toft Dairy, Inc.)...........................   3.600  07/03/1996   2,390,000
    435,000   Franklin Co., OH, IDR (Columbus Dist.).........................   3.600  07/03/1996     435,000
    564,000   Franklin Co., OH, IDR, Ser. D (Kindercare).....................   3.700  07/03/1996     564,000
  1,605,000   Greene Co., OH, Healthcare Fac. Rev. (Green Oaks Proj.)........   3.600  07/03/1996   1,605,000
    900,000   Hardin Co., OH, Hosp. Impt. Rev., Ser. A
                (Hardin Memorial Hosp.).....................................    3.600  07/03/1996     900,000
    375,000   Hudson Village, OH, IDR, Ser. A (Kindercare)...................   3.700  07/03/1996     375,000
  1,160,000   Huron Co., OH, Ref. Rev. (Norfolk Furniture Corp.).............   3.600  07/03/1996   1,160,000
    494,000   Lorain Co., OH, IDR, Ser. C (Kindercare).......................   3.700  07/03/1996     494,000
  1,120,000   Lucas Co., OH, EDR (Glendale Meadows)..........................   3.600  07/03/1996   1,120,000
    935,000   Lucas Co., OH, IDR, Ser. D (Kindercare)........................   3.700  07/03/1996     935,000
    300,000   Medina, OH, IDR (Kindercare)...................................   3.700  07/03/1996     300,000
  1,100,000   Meigs Co., OH, IDR, Ser. 1985 (MRG Limited Proj.)..............   3.550  07/03/1996   1,100,000
    287,000   Middletown, OH, IDR, Ser. A (Kindercare).......................   3.700  07/03/1996     287,000
  2,000,000   Montgomery Co., OH, EDR (Dayton Art Institute).................   3.400  07/03/1996   2,000,000
    935,000   Montgomery Co., OH, Healthcare Rev., Ser. A
                (Dayton Area MRI Consortium).................................   3.600  07/03/1996     935,000
    340,000   Montgomery Co., OH, IDR (Kindercare)...........................   3.700  07/03/1996     340,000
  1,000,000   Morrow Co., OH, IDR (Field Container Corp.)....................   3.400  07/03/1996   1,000,000
    700,000   Ohio St. Air Quality Dev. Auth. Rev. (Honda of America)........   3.700  07/03/1996     700,000
    200,000   Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.)..............   3.350  07/03/1996     200,000
  1,300,000   Ohio St. Environ. Impt. Rev. (Honda of America)................   3.700  07/03/1996   1,300,000
    850,000   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)......   3.550  07/03/1996     850,000
    200,000   Stark Co., OH, IDR, Ser. D (Kindercare)........................   3.700  07/03/1996     200,000
  2,650,000   Summit Co., OH, IDR (Bowery Assoc.)............................   3.400  07/03/1996   2,650,000
    375,000   Wadsworth, OH, IDR (Kindercare)................................   3.700  07/03/1996     375,000
  1,200,000   Wyandot Co., OH, Indust. Rev., Ser. 1985 (MRG Limited Proj.)...   3.550  07/03/1996   1,200,000
    475,000   Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Visiting Nurse Svcs. Proj.).................................   3.500  07/04/1996     475,000

OHIO TAX-FREE MONEY FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 55.5%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
  1,750,000   Ashland, OH, IDR (Landover Properties).........................   3.350% 07/04/1996 $ 1,750,000
  4,190,000   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 95
                (Ashtabula Co. Med. Ctr. Proj.)..............................   3.400  07/04/1996   4,190,000
  1,900,000   Clinton Co., OH, Hosp. Rev. (Clinton Memorial).................   3.500  07/04/1996   1,900,000
  8,000,000   Franklin Co., OH, IDR (Berwick Steel)..........................   3.550  07/04/1996   8,000,000
  1,240,000   Franklin Co., OH, IDR (Ohio Girl Scouts).......................   3.400  07/04/1996   1,240,000
    400,000   Franklin Co., OH, IDR (Columbus College).......................   3.400  07/04/1996     400,000
  2,000,000   Franklin Co., OH, IDR (Alco Standard Corp.)....................   3.400  07/04/1996   2,000,000
  1,350,000   Hamilton Co., OH, EDR, Ser. 1995
                (Cincinnati Assoc. Performing Arts)..........................   3.400  07/04/1996   1,350,000
    425,000   Lucas Co., OH, Rev. (Sunshine Children's Home).................   3.500  07/04/1996     425,000
  2,000,000   Lucas Co., OH, IDR (Ohio Citizens Bank Proj.)..................   3.500  07/04/1996   2,000,000
    485,000   Lucas Co., OH, IDR (Associates Proj.)..........................   3.500  07/04/1996     485,000
  2,045,000   Mahoning Co., OH, Healthcare Fac. Rev. (Copeland Oaks).........   3.400  07/04/1996   2,045,000
  1,790,000   Mahoning Co., OH, Healthcare Fac. Rev. (Ohio Heart Institute)..   3.400  07/04/1996   1,790,000
  4,150,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.)..........   3.400  07/04/1996   4,150,000
  3,920,000   Montgomery Co., OH, Healthcare Rev. (Comm. Blood Ctr. Proj.)...   3.400  07/04/1996   3,920,000
  4,800,000   Ohio EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.).........   3.400  07/04/1996   4,800,000
  1,265,000   Pike Co., OH, EDR (Pleasant Hill)..............................   3.400  07/04/1996   1,265,000
  1,100,000   Rickenbacker, OH, Port. Auth. Rev.
                (Rickenbacker Holdings, Inc.)................................   3.400  07/04/1996   1,100,000
    660,000   Summit Co., OH, IDR (Go-Jo Indust.)............................   3.400  07/04/1996     660,000
  2,435,000   Toledo-Lucas Co., OH, Port. Auth. IDR Ref., Ser. 1994..........   3.500  07/04/1996   2,435,000
  4,200,000   Toledo, OH, City Svcs. Special Assessment Notes................   3.350  07/04/1996   4,200,000
  4,690,000   Trumbull Co., OH, Hosp. Rev. (Shepherd Valley Lutheran)........   3.400  07/04/1996   4,690,000
  1,600,000   Warren Co., OH, IDR (Liquid Container).........................   3.550  07/04/1996   1,600,000
  2,650,000   Westlake, OH, IDR (Nordson Co.)................................   3.400  07/04/1996   2,650,000
    100,000   Wood Co., OH, IDR (North American Science).....................   3.600  07/04/1996     100,000
  2,125,000   Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989 (Good Shepherd)....   3.800  07/05/1996   2,125,000
  1,400,000   Hamilton Co., OH, IDR (ADP System).............................   3.700  07/15/1996   1,400,000
- -------------                                                                                     ------------
$133,490,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
- -------------
              (Amortized Cost $133,490,000)..................................                     $133,490,000
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 12.8%                                 RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $2,500,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. A (Duquesne Light)..   3.650% 08/15/1996 $ 2,500,000
    971,155   Citizens Federal Tax-Exempt Mtg. Bond Trust....................   3.450  09/01/1996     971,155
    680,000   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.)...............   3.550  09/01/1996     680,000
  4,895,000   Cuyahoga Co., OH, IDR (Halle Office Bldg.).....................   3.883  10/01/1996   4,895,000
    175,000   Franklin Co., OH, IDR (Pan Western Life).......................   3.900  10/01/1996     175,000
  1,270,000   Miami Valley Tax-Exempt Mtg. Bond Trust........................   4.880  10/15/1996   1,270,000
    690,000   Franklin Co., OH, IDR (GSW Proj.)..............................   3.650  11/01/1996     690,000
  3,300,000   Ohio HFA MFH (Lincoln Park)....................................   3.900  11/01/1996   3,300,000
    125,000   Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 1................   3.760  11/01/1996     125,000
    100,000   Summit Co., OH, IDR (SGS Tool Co. II)..........................   3.700  11/01/1996     100,000
  3,835,000   Richland Co., OH, IDR (Mansfield Sq. Proj.)....................   3.650  11/15/1996   3,835,000
    825,000   Cuyahoga Co., OH, Healthcare Rev.
                (Cleveland Neighborhood Health Svcs.)........................   4.375  12/01/1996     825,000
    570,000   Cuyahoga Co., OH, IDR (Welded Ring)............................   3.750  12/01/1996     570,000
  2,415,000   Franklin Co., OH, IDR (Leveque & Assoc. Proj.).................   3.750  12/01/1996   2,415,000
    340,000   Lucas Co., OH, EDR (Cross County Inns., Inc.)..................   4.000  12/01/1996     340,000
    960,000   Scioto Co., OH, Healthcare Rev. (Hillview Retirement)..........   3.750  12/01/1996     960,000
  1,115,000   Gallia Co., OH, IDR (Jackson Pike Assoc.)......................   3.600  12/15/1996   1,115,000
  3,280,000   Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2................   3.900  12/15/1996   3,279,203

OHIO TAX-FREE MONEY FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 12.8%                                 RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
  $ 810,000   Franklin Co., OH, EDR (JAL Realty).............................   3.950% 01/15/1997 $   810,000
  1,405,000   Hamilton, OH, IDR (Continental Commercial Properties Proj.)....   3.400  02/01/1997   1,405,000
    410,000   Middletown, OH, IDR (Continental Commercial Properties Proj.)..   3.450  02/01/1997     410,000
- -------------                                                                                     ------------
$ 30,671,155  TOTAL ADJUSTABLE RATE PUT BONDS
- -------------
              (Amortized Cost $30,670,358)...................................                     $30,670,358
                                                                                                  ------------
$239,656,085  TOTAL INVESTMENTS AT VALUE -- 99.8%
=============
              (Amortized Cost $239,821,479)..................................                     $239,821,479

              OTHER ASSETS AND LIABILITIES, NET-- 0.2% ......................                         501,413
                                                                                                  ------------
              NET ASSETS-- 100.0% ...........................................                     $240,322,892
                                                                                                  ============

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1996

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 22.6%             RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   200,000   Greater Cleveland Regional Transit Auth. COP...................   9.100% 07/01/1996 $   200,000
    200,000   Pennsylvania St. IDA Rev., Escrowed to Maturity................   6.300  07/01/1996     200,000
    150,000   South Carolina St. Public Auth. Elec. Rev., Prerefunded @ 103..   8.100  07/01/1996     154,500
    110,000   Washington St. Pub. Power Supply Sys. Rev., Ser. 1990
                (Nuclear Proj. #1), Prerefunded @ 103........................  15.000  07/01/1996     113,300
    100,000   Austin, TX, ISD GO.............................................   4.400  08/01/1996     100,045
    100,000   Louisiana St. GO, Ser. A.......................................   6.400  08/01/1996     100,211
    520,000   El Paso, TX, GO, Ser. 1994A....................................   8.000  08/15/1996     522,531
    200,000   Montgomery Co., AL, Waterworks & Sanit. Sewer Rev.,
                Prerefunded @ 100............................................   9.700  09/01/1996     200,000
    500,000   Washington St. GO (Motor Vehicle Fuel Tax), Prerefunded @ 100..   6.750  09/01/1996     502,430
    245,000   Peoria, IL, School Dist. #150 Rev..............................   4.600  09/15/1996     245,272
    370,000   Brook Park, OH, Sewer Impt. GO BANS............................   4.250  09/20/1996     370,157
    105,000   Chicago, IL, Waterworks Rev., Prerefunded @ 101................   6.750  11/01/1996     107,057
    200,000   Greater New Orleans, LA, Expressway Rev., Prerefunded @ 103....   7.800  11/01/1996     208,610
     70,000   Connecticut St. Hsg. Fin. Auth. Refunding Rev., Ser. 1987B.....   7.900  11/15/1996      70,991
    200,000   Chesapeake, VA, GO.............................................   3.750  12/01/1996     200,052
    250,000   Columbia, SC, Parking Fac. Rev., Prerefunded @ 102.............   7.200  12/01/1996     258,471
    300,000   Greensboro, NC, COP Pkg. Facs. Proj. Rev.......................   5.700  12/01/1996     302,070
    105,000   Houston, TX, Water & Sewer Rev., Prerefunded @ 102.............   7.125  12/01/1996     108,534
    200,000   Milwaukee, WI, GO..............................................   4.100  12/01/1996     200,336
    150,000   Jefferson Co., OH, School Dist. #R-001 GO......................   4.400  12/15/1996     150,442
    250,000   Broward Co., FL, GO, Ser. C....................................   5.000  01/01/1997     251,580
    525,000   Ross Co., OH, Airport Impt. GO BANS ...........................   4.540  04/25/1997     526,191
    250,000   Columbus, OH, GO, Ser. 1.......................................   5.500  05/15/1997     253,430
    200,000   Grand River, OK, Dam Auth., Rev................................   6.450  06/01/1997     208,033
    160,000   Mid-Prairie, IA, Comm. School Dist. GO.........................   6.750  06/01/1997     164,020
- -------------                                                                                     ------------
$ 5,660,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
- -------------
              (Amortized Cost $5,718,263)....................................                     $ 5,718,263
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 48.1%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   300,000   Franklin Co., OH, Health Sys. Rev. (St. Anthony Medical Ctr.)..   3.600% 07/01/1996 $   300,000
    900,000   Harris Co., TX, Health Facs. Dev. Hosp. Rev., Ser. D
                (St. Luke's Episcopal).......................................   3.700  07/01/1996     900,000
    300,000   Hillsborough Co., FL, PCR (Tampa Elec.)........................   3.550  07/01/1996     300,000
    700,000   Jacksonville, FL, PCR (Florida Power & Light)..................   3.550  07/01/1996     700,000
    330,000   NCNB Pooled Tax-Exempt Rev., Ser. 1990A........................   4.125  07/01/1996     330,000
  1,000,000   New Jersey EDA & EDR (Union Avenue Assoc.).....................   3.650  07/01/1996   1,000,000
    700,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B
                (Cincinnati Gas & Elec.).....................................   3.750  07/01/1996     700,000
    400,000   Pinal Co., AZ, IDA PCR (Magma Copper Co.)......................   3.600  07/01/1996     400,000
    900,000   Eddyville, IA, IDR (Heartland Lysine, Inc.)....................   3.850  07/03/1996     900,000
  1,000,000   Illinois Dev. Fin. Auth. MFH Rev. (Cobbler Square Proj.).......   3.850  07/03/1996   1,000,000
    825,000   Brooklyn Park, MN, IDR (Schmidt Proj.).........................   3.750  07/05/1996     825,000
  1,000,000   District of Columbia MFH, Tyler House Trust COP, Ser. 1995A....   3.800  07/05/1996   1,000,000
    425,000   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)......................   3.950  07/05/1996     425,000
    575,000   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)......................   3.650  07/05/1996     575,000
    700,000   Marion, FL, Hsg. Fin. Auth. Rev. (Summer Trace Apts.)..........   3.600  07/05/1996     700,000
  1,140,000   Redwood Falls, MN, IDR (Zytec Corp. Proj.).....................   4.100  07/05/1996   1,140,000

TAX-FREE MONEY FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 48.1%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
  $ 400,000   St. Cloud, MN, Hsg. & Redev. Auth. (Coborn Realty Co.).........   3.750% 07/05/1996 $   400,000
    600,000   Tamarac, FL, IDR, Ser. 1995 (Tamarac Business Ctr.)............   3.550  07/05/1996     600,000
- -------------                                                                                     ------------
$12,195,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
- -------------
              (Amortized Cost $12,195,000)...................................                     $12,195,000
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 27.8%                                 RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $1,125,000   Buckeye Tax-Exempt Mtg. Bond Trust.............................   3.800% 08/01/1996 $ 1,123,481
    535,000   Milwaukee, WI, IDR (Wayne C. Oldenburg Proj.)..................   3.950  08/01/1996     535,000
    330,000   Lansing, MI, EDR (LGH Office Bldg. Proj.)......................   3.650  08/15/1996     330,000
    153,845   Citizens Federal Tax-Exempt Mtg. Bond Trust....................   3.450  09/01/1996     153,845
  1,200,000   Owensboro, KY, IDR, Ser. 1985 (Dart Container).................   3.600  09/01/1996   1,200,000
    165,000   Cuyahoga Co., OH, IDR (Halle Office Bldg.).....................   3.880  10/01/1996     165,000
    230,000   Kansas City, KS, IDR (Lady Baltimore Foods)....................   4.250  10/01/1996     230,000
    505,000   Romulus, MI, Econ. Dev. Corp. (Airport Realty Proj.)...........   3.700  10/01/1996     505,000
    230,000   Medina Co., OH, IDR (Nationwide One Proj.).....................   3.850  11/01/1996     229,934
    560,000   Summit Co., OH, IDR (Akromold, Inc. Proj.).....................   4.000  11/01/1996     560,000
    275,000   Westlake, OH, EDR (Cross County Inns, Inc.)....................   3.750  11/01/1996     275,000
  1,000,000   Westmoreland Co., PA, IDR (White Cons Indust.).................   3.875  12/01/1996   1,000,000
    735,000   Lexington-Fayette Co., KY, Urban Gov't. Rev.
                (Providence Montessori)......................................   3.900  01/01/1997     735,000
- -------------                                                                                     ------------
$ 7,043,845   TOTAL ADJUSTABLE RATE PUT BONDS
- -------------
              (Amortized Cost $7,042,260)....................................                     $ 7,042,260
                                                                                                  ------------
$24,898,845   TOTAL INVESTMENTS AT VALUE-- 98.5%
=============
              (Amortized Cost $24,955,523)...................................                     $24,955,523
              OTHER ASSETS AND LIABILITIES, NET-- 1.5% ......................                         386,865
                                                                                                  ------------

              NET ASSETS-- 100.0%  ..........................................                     $25,342,388
                                                                                                  ============


CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1996

==================================================================================================================================
   PRINCIPAL                                                                                COUPON     MATURITY      MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 29.8%                          RATE        DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $  250,000   Orange Co., CA, Muni. Water Dist. 1992B (Allen McColloch Pipeline)..........   4.500% 07/01/1996   $ 250,000
    120,000   Southern California Public Power Auth. Rev., Ser. 1986B, Prerefunded @ 102..   7.000  07/01/1996     122,400
    150,000   California Health Fac. Auth. Insured Hosp. (Childrens Hosp. San Diego)......   4.250  07/01/1996     150,000
    125,000   Southern California Public Power Auth. Rev., Ser 1986B, Prerefunded @ 102...   7.125  07/01/1996     127,500
    500,000   San Mateo Co., CA, Schools Insurance Group RANS, Ser. 1995..................   4.750  07/05/1996     500,040
    500,000   Los Angeles Co., CA, Local Educ. Agy. COP TRANS, Ser. A.....................   4.750  07/05/1996     500,038
    240,000   Oakland, CA, Misc. Rev. Bonds, Ser. 1988A...................................   6.800  08/01/1996     240,596
    250,000   Brea & Olinda, CA, USD COP, Prerefunded @ 102...............................   7.700  08/01/1996     255,844
    500,000   Sacramento, CA, School Dist. COP (Admin. Ctr. Proj.), Prerefunded @100......   4.600  08/01/1996     500,447
    100,000   Mountain View, CA, Cap. Impt. Fin. Auth. Rev. (City Hall/Community Theater).   5.100  08/01/1996     100,104
    500,000   Orange Co., CA, Sanitation COP, Escrowed to Maturity........................  12.000  08/01/1996     503,504
    200,000   Fresno, CA, COP (City Hall/Golf Course), Prerefunded @ 102..................   7.875  08/01/1996     204,642
    230,000   Folsom, CA, School Facs. Proj. GO, Ser. B...................................   6.000  08/01/1996     230,542
    500,000   South Coast, CA, Local Educ. Agencies Pooled TRANS..........................   5.000  08/14/1996     500,866
    135,000   La Mirada, CA, Redev. Agy. Tax Allocation, Ser. A...........................   5.625  08/15/1996     135,289
    100,000   South Orange Co., CA, Pub. Fin. Auth. Special Tax Rev., Ser. 1994C..........   4.250  08/15/1996     100,038
    500,000   Victor Valley, CA, Union High School Dist. TRANS............................   4.500  08/30/1996     500,336
    250,000   San Jose, CA, COP (Convention Center Proj.), Prerefunded @ 102..............   7.500  09/01/1996     256,494
    245,000   Contra Costa Co., CA, Public Fac. Corp. COP, Escrowed to Maturity...........   7.100  09/01/1996     246,424
    100,000   San Francisco, CA, City & Co. Sewer Ref. Rev................................   5.500  10/01/1996     100,340
    500,000   Santa Clara Co., CA, COP, Prerefunded @ 102.................................   8.000  10/01/1996     515,376
    150,000   Sacramento, CA, Muni. Util. Dist. Elec. Rev., Ser. H, Escrowed to Maturity..   6.100  10/01/1996     150,883
    350,000   Univ. of California Hsg. Sys. Group A Rev, Prerefunded @ 102................   7.600  11/01/1996     361,478
    360,000   Univ. of California Hsg. Sys. Group A Rev., Ser. W, Prerefunded @ 102.......   7.800  11/01/1996     372,069
    245,000   California Health Fac. Auth. Rev. (Stanford Univ. Hosp.), Prerefunded @ 102.   7.125  11/01/1996     252,407
    300,000   California St. Public Works Dept. of Corrections Rev., Prerefunded @ 102....   7.375  11/01/1996     309,315
    100,000   Palm Springs, CA, COP (Palm Springs Public Fac. Corp.), Escrowed to Maturity   6.700  11/01/1996     101,046
    400,000   Univ. of California Medical Ctr. Rev. (Satellite Medical Ctr.),
                Escrowed to Maturity......................................................   7.900  12/01/1996     407,005
    100,000   California St. Dept. of Water Rev., Ser. B, Prerefunded @ 101.50............   7.500  12/01/1996     103,042
    150,000   Poway, CA, Redev. Agy. Tax Rev., Prerefunded @ 103..........................   8.100  12/15/1996     157,460
    500,000   California School Cash Reserve Program Auth. 1995 Pool Bonds, Ser. B........   4.500  12/20/1996     501,583
  2,000,000   California School Cash Reserve Program Auth. 1996 Pool Bonds, Ser. A........   4.750  07/02/1997    2,017,280
- -------------                                                                                                   ------------
$10,650,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
- -------------
              (Amortized Cost $10,774,388)................................................                      $10,774,388
                                                                                                               ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 64.9%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $  400,000   Irvine Ranch, CA, Water Dist. Rev., Ser. 1985B.................   3.450%   07/01/96 $   400,000
  1,700,000   California PCR Fin. Auth. (Delano Proj.).......................   3.750    07/01/96   1,700,000
  1,300,000   California PCR Fin. Auth. (Del Marva Power & Light -
                Burney Forest Proj.).........................................   3.650    07/01/96   1,300,000
    800,000   California PCR Fin. Auth. (Honey Lake Power Proj.).............   3.750    07/01/96     800,000
  1,600,000   Irvine Ranch, CA, Assess. Dist. Impt. Rev., Ser. 1989-10.......   3.300    07/01/96   1,600,000
    450,000   Irvine Ranch, CA, Water Dist. Cap. Impt. Proj. Rev., Ser. 1986.   3.500    07/01/96     450,000
  1,000,000   California PCR Fin. Auth., Ser. A (Ultrapower-Rocklin).........   3.799    07/01/96   1,000,000
    500,000   Irvine Ranch, CA, Water Dist. Rev..............................   3.450    07/01/96     500,000
  1,400,000   Anaheim, CA, COP Police Facs. Rev..............................   3.100    07/03/96   1,400,000
  1,500,000   California PCR Fin. Auth. (Pacific Gas & Electric).............   3.450    07/03/96   1,500,000
  1,600,000   Vacaville, CA, IDR (Leggett & Platt, Inc.).....................   3.850    07/03/96   1,600,000
  1,500,000   Los Angeles, CA, Pension Obligation Ref. Rev., Ser. 1996C......   3.150    07/03/96   1,500,000

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 64.9%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$ 1,900,000   San Rafael, CA, IDR, Ser. 1994 (Phoenix American, Inc.)........   3.600%   07/03/96 $ 1,900,000
  1,000,000   Santa Paula, CA, Public Fin. Auth. Rev., Ser. 1996
                (Water Sys. Aquisition Proj.)................................   3.750    07/03/96   1,000,000
  1,500,000   Hanford, CA, Sewer Rev., Ser. A................................   3.750    07/05/96   1,500,000
  1,200,000   Los Angeles, CA, Dept. of Water & Power Rev....................   3.300    07/05/96   1,200,000
  1,000,000   San Bernardino Co., CA, IDR (LaQuinta Motor Inns)..............   3.400    07/05/96   1,000,000
  1,000,000   San Bernardino Co., CA, Capital Impt. Proj. Rev................   3.800    07/05/96   1,000,000
  1,300,000   San Bernardino Co., CA, COP....................................   3.600    07/05/96   1,300,000
    800,000   San Francisco, CA, City & Co. Parking Auth. Rev................   3.300    07/05/96     800,000
- -------------                                                                                     ------------
 $23,450,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
- -------------
              (Amortized Cost $23,450,000)...................................                     $23,450,000
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 2.4%                                  RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $  855,000   California PCR Fin. Auth.  (San Diego Gas & Elec.).............   4.000% 09/01/1996 $   855,000
- -------------                                                                                     ------------
 $  855,000   TOTAL ADJUSTABLE RATE PUT BONDS
- -------------
              (Amortized Cost $855,000)......................................                     $   855,000
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    COMMERCIAL PAPER-- 6.9%                                           RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
 $1,500,000   Riverside Co., CA, Transportation Sales Tax Rev................   3.400% 07/18/1996 $ 1,500,000
  1,000,000   California PCR Fin. Auth. (Pacific Gas & Elec.)................   3.400  08/08/1996   1,000,000
- -------------                                                                                     ------------
 $2,500,000   TOTAL COMMERCIAL PAPER
- -------------
              (Amortized Cost $2,500,000)....................................                     $ 2,500,000
                                                                                                  ------------
 $37,455,000  TOTAL INVESTMENTS AT VALUE -- 104.0%
=============
              (Amortized Cost $37,579,388)...................................                     $37,579,388
              OTHER ASSETS AND LIABILITIES, NET-- (4.0)% ....................                     ( 1,457,327 )
                                                                                                  ------------
              NET ASSETS-- 100.0% ...........................................                     $36,122,061
                                                                                                  ============


ROYAL PALM FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1996

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION  BONDS-- 27.2%            RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   100,000   Broward Co., FL, GO, Prerefunded @ 102.........................   7.400% 07/01/1996 $   102,000
    100,000   Broward Co., FL, GO, Prerefunded @ 102.........................   7.500  07/01/1996     102,000
    200,000   Cape Coral, FL, Special Obligation Wastewater Assessment Rev...   4.800  07/01/1996     200,000
    100,000   Ft. Lauderdale, FL, GO, Prerefunded @ 102......................   7.600  07/01/1996     102,000
    250,000   Hernando Co., FL, School Board COP.............................   5.250  07/01/1996     250,000
    100,000   Miami, FL, Sewer Impt. GO .....................................   6.600  07/01/1996     100,000
    110,000   Orlando & Orange Co., FL, Expressway Auth. Rev.,
                Prerefunded @ 102............................................   7.500  07/01/1996     112,200
    125,000   Brevard Co., FL, Local Option Gas Tax Rev., Ser. B.............   4.300  08/01/1996     125,046
  1,000,000   Dade Co., FL, Gtd. Entitlement Rev., Escrowed to Maturity......   9.500  08/01/1996   1,004,694
    100,000   Duval Co., FL, School Dist. GO, Prerefunded @ 102..............   7.300  08/01/1996     102,276
    100,000   Duval Co., FL, School Dist. GO, Ser. 1988, Prerefunded @ 102...   7.500  08/01/1996     102,298
    340,000   Pinellas Co., FL, Transportation Impt. Rev.....................   5.000  08/01/1996     340,372
    330,000   New York, NY, GO, Ser. A, Escrowed to Maturity.................   7.375  08/15/1996     331,480
    250,000   Univ. of Texas General Tuition Rev., Prerefunded @ 102.........   8.000  08/15/1996     256,289
    400,000   Immokalee, FL, Water & Sewer Dist. Rev. BANS...................   3.650  08/30/1996     400,000
    120,000   Albany-Dougherty Co., GA, Hosp. Rev. (Pheobe Putney
                Memorial Hosp.)..............................................   4.000  09/01/1996     120,083
    250,000   Charleston, SC, Public Impt. COP...............................   3.700  09/01/1996     250,000
    680,000   Nevada St. COP.................................................   3.900  09/01/1996     680,000
    110,000   Ormond Beach, FL, Water & Sewer Rev., Prerefunded @ 102........   7.875  09/01/1996     112,891
    500,000   West Volusia, FL, Hosp. Auth. Rev., Ser. B, Prerefunded @ 103..   9.375  09/01/1996     519,608
    230,000   Broward Co., FL, Airport Sys. Rev., Prerefunded @ 100..........  10.000  10/01/1996     233,453
    175,000   Jacksonville, FL, Elec. Auth. Rev., Ser. 2 1987A-1.............   6.600  10/01/1996     176,110
    130,000   Lee Co., FL, Water & Sewer Rev., Prerefunded @ 102.............   6.900  10/01/1996     133,534
  1,295,000   Manatee Co., FL, GO, Ser. A, Prerefunded @ 102.................   7.375  10/01/1996   1,332,397
    500,000   Orange Co., FL, Health Fac. Auth. Rev., Prerefunded Muni. Certfs.,
              Ser. 3, Escrowed to Maturity...................................   4.650  10/01/1996     501,159
    100,000   Orlando, FL, Waste Water Sys. Rev., Ser. B, Prerefunded @ 102..   7.500  10/01/1996     102,901
    100,000   Palm Beach Co., FL, Impt. Rev., Escrowed to Maturity...........   6.900  10/01/1996     100,737
    250,000   St. Petersburg, FL, Public Util. Rev...........................   5.850  10/01/1996     251,197
    100,000   Tampa, FL, Rev.................................................   6.200  10/01/1996     100,565
    225,000   West Palm Beach, FL, Parking Fac. Rev., Prerefunded @ 102......   7.700  10/01/1996     231,572
    150,000   Brevard Co., FL, Second Gtd. Entitlement Rev...................   4.750  11/01/1996     150,560
    500,000   Florida HFA MFH Rev., Prerefunded @ 100........................   5.500  11/01/1996     502,602
    435,000   West Virginia St. Hsg. Dev. Rev................................   6.800  11/01/1996     438,730
    125,000   Cook Co., IL, GO...............................................   3.800  11/15/1996     125,015
    400,000   Philadelphia, PA, Muni. Auth. Justice Lease Rev., Ser. A.......   6.150  11/15/1996     403,815
    420,000   Philadelphia, PA, Muni. Auth. Justice Lease Rev., Ser. B.......   6.150  11/15/1996     424,006
    145,000   Clarksville, TN, Public Bldg. Auth. Rev........................   4.000  12/01/1996     145,276
    160,000   Ohio St. Higher Educ. Fac. Comm. Rev. (Kenyon College),
                Prerefunded @ 102............................................   7.125  12/01/1996     165,592
    200,000   Utah St. University Agric. & Applied Science Rev., Ser. A,
                Escrowed to Maturity.........................................   6.500  12/01/1996     202,291
    250,000   Champaign Co., IL, Comm. USD #116 GO...........................   7.400  12/30/1996     254,867
    100,000   Wakulla Co., FL, Sales Tax Rev., Prerefunded @ 102.............   7.000  01/01/1997     103,630
    175,000   Escambia Co., FL, School Board COP.............................   5.250  02/01/1997     176,436
    250,000   Dallas, TX, GO.................................................   5.000  02/15/1997     251,507
    580,000   Florida St. Div. Board Fin. Dept. Rev. (Sunshine Skyway).......   9.800  06/01/1997     611,099
    375,000   Florida St. Div. Board Fin. Dept. Rev. (Dept. of
                Nature Preservation).........................................   5.750  07/01/1997     381,718
    250,000   Venice, FL, Util. Rev., Prerefunded @ 102......................   6.900  07/01/1997     262,066
- -------------                                                                                     ------------
$12,885,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
- -------------
              (Amortized Cost $13,076,072)...................................                     $13,076,072
                                                                                                  ------------


ROYAL PALM FLORIDA TAX-FREE MONEY FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 62.6%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   900,000   Dade Co., FL, IDA PCR (Florida Power & Light)..................   3.550% 07/01/1996 $   900,000
  1,000,000   Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters)........   3.750  07/01/1996   1,000,000
  2,600,000   Hillsborough Co., FL, IDA PCR (Tampa Elec.)....................   3.550  07/01/1996   2,600,000
    300,000   Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1988
                (River Garden)...............................................   4.200  07/01/1996     300,000
  1,500,000   Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1996
                (Genesis Rehab. Hosp.).......................................   3.800  07/01/1996   1,500,000
  2,500,000   Jacksonville, FL, PCR (Florida Power & Light)..................   3.550  07/01/1996   2,500,000
  2,200,000   Ohio Air Quality Dev. Auth. Rev., Ser. 1985B (Cincinnati
                Gas & Elec.).................................................   3.750  07/01/1996   2,200,000
    200,000   Pinal Co., AZ, IDA PCR (Magma Copper Co.)......................   3.600  07/01/1996     200,000
  1,200,000   Pinellas Co., FL, Health Fac. Rev. (Pooled Hosp. Loan).........   3.600  07/01/1996   1,200,000
  1,100,000   Broward Co., FL, HFA (Lake Park Assoc. Ltd. Partnership).......   3.450  07/03/1996   1,100,000
  1,735,000   Illinois Dev. Fin. Auth. MFH Rev. (Cobbler Square Proj.).......   3.850  07/03/1996   1,735,000
  2,000,000   Orange Co., FL, IDR, Ser. 1996A (Univ. of Central Florida
                Proj.).......................................................   3.350  07/03/1996   2,000,000
    800,000   Rockport, IN, PCR, Ser. B (Indiana Michigan Power Co.).........   3.250  07/03/1996     800,000
    720,000   Volusia Co., FL, Health Facs. Auth. Rev. (Pooled Hosp. Loan)...   3.700  07/03/1996     720,000
  1,000,000   Boca Raton, FL, IDR (Parking Garage)...........................   3.675  07/05/1996   1,000,000
    980,000   Dade Co., FL, HFA (Kendall Court Apts.)........................   3.450  07/05/1996     980,000
  1,500,000   Jacksonville, FL, Health Fac. Auth. Rev. (Faculty Practice
                Assoc.)......................................................   3.400  07/05/1996   1,500,000
  1,500,000   Marion Co., FL, HFA (Paddock Pl. Proj.)........................   3.600  07/05/1996   1,500,000
  1,000,000   Marion Co., FL, HFA (Summer Trace Apts.).......................   3.600  07/05/1996   1,000,000
  1,000,000   Orlando, FL, Util. Comm. Water & Elec. Rev.....................   3.250  07/05/1996   1,000,000
  1,800,000   Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.).......   3.550  07/05/1996   1,800,000
  2,500,000   Volusia Co., FL, Health Facs. Auth. Rev. (West Volusia Health).   3.350  07/05/1996   2,500,000
- -------------                                                                                     ------------
$30,035,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
- -------------
              (Amortized Cost $30,035,000)...................................                     $30,035,000
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 4.9%                                  RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   650,000   Broomfield, CO, Rev., Ser. 1992 (Up With People Proj.).........   4.000% 07/01/1996 $   650,000
  1,715,000   Florida HFA Rev................................................   3.800  12/15/1996   1,715,000
- -------------                                                                                     ------------
$ 2,365,000   TOTAL ADJUSTABLE RATE PUT BONDS
- -------------
              (Amortized Cost $2,365,000)....................................                     $ 2,365,000
                                                                                                  ------------

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    COMMERCIAL PAPER-- 3.1%                                           RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   St. Lucie Co., FL, PCR (Florida Power & Light Proj. B).........   3.600% 08/07/1996 $ 1,500,000
- -------------                                                                                     ------------
$ 1,500,000   TOTAL COMMERCIAL PAPER
- -------------
              (Amortized Cost $1,500,000)....................................                     $ 1,500,000
                                                                                                  ------------
$46,785,000   TOTAL INVESTMENTS AT VALUE -- 97.8%
=============
              (Amortized Cost $46,976,072)...................................                     $46,976,072
              OTHER ASSETS AND LIABILITIES, NET-- 2.2% ......................                       1,075,067
                                                                                                  ------------
              NET ASSETS-- 100.0% ...........................................                     $48,051,139
                                                                                                  ============


TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1996

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    MUNICIPAL BONDS                                                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
              ALASKA -- 0.5%
$   385,000   Alaska St. HFC Rev.............................................   7.650% 12/01/2010 $   393,874
                                                                                                  ------------

              ARIZONA -- 3.0%
    300,000   Pinal Co., AZ, IDA PCR VRDN (Magma Copper Co.).................   3.600  07/01/1996     300,000
    500,000   Pima Co., AZ, USD No. 1 (Tuscon), Prerefunded @ 102............   6.750  07/01/1998     533,610
    400,000   Arizona Educ. Loan Mkt. Corp. Rev., Ser. A.....................   6.700  03/01/2000     416,948
    600,000   Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.)..   8.000  07/01/2004     713,664
    205,000   Maricopa Co., AZ, SFM Rev., Ser. 1991..........................   7.375  08/01/2005     216,365
                                                                                                  ------------
                                                                                                     2,180,587
                                                                                                  ------------
              CALIFORNIA -- 3.5%
    800,000   Irvine, CA, Assess. Dist. Impt. Rev., VRDN, Ser. 89-10.........   3.300  07/01/1996     800,000
    500,000   Santa Clara Co., CA, Hsg. Auth. ARPB (Orchard Glen Apts.)......   5.250  11/01/1998     501,245
    480,000   Sacramento Co., CA, MFH ARPB (Fairway One Apts.)...............   5.875  02/01/2003     486,461
    500,000   Santa Monica, CA, Redev. Agy. Lease Rev........................   6.000  07/01/2003     529,254
    250,000   California HFA Multi-Unit Rental Rev., Ser. B..................   6.500  08/01/2005     261,323
                                                                                                  ------------
                                                                                                     2,578,283
                                                                                                  ------------
              COLORADO -- 1.4%
  1,000,000   Westminster, CO, MFH ARPB (Oasis Wexford Apts.)................   5.350  12/01/2005     996,300
                                                                                                  ------------

              FLORIDA -- 6.4%
  1,200,000   Univ. of Florida Athletic Assn. Capital Impt. Rev. VRDN
                (Stadium Proj.)..............................................   3.600  07/01/1996   1,200,000
    800,000   Pinellas Co., FL, Health Fac. Rev. VRDN (Pooled Hosp. Loan)....   3.600  07/01/1996     800,000
    200,000   Jacksonville, FL, Health Fac. Auth. Rev. VRDN, Ser. 1988
                (River Garden)...............................................   4.200  07/01/1996     200,000
    500,000   Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)......   5.700  04/01/2001     505,025
  1,000,000   Florida Board of Educ. Capital Outlay GO, Ser. A...............   5.500  05/01/2004   1,021,160
    200,000   Florida St. GO.................................................   6.500  05/01/2004     202,994
    750,000   Hillsborough Co., FL, Solid Waste Rev..........................   5.500  10/01/2006     764,648
                                                                                                  ------------
                                                                                                    4,693,827
                                                                                                  ------------
              GEORGIA -- 2.1%
    255,000   Atlanta, GA, Airport Extension & Impt. Rev.,
                Escrowed to Maturity.........................................   7.250  01/01/1998     267,215
    700,000   Fulton Co., GA, Water & Sewer Rev., Ser. 1986, Prerefunded
                @ 101........................................................   6.800  01/01/2000     753,921
    500,000   Columbus, GA, Med. Ctr. Hosp. Auth. Rev........................   6.400  08/01/2006     537,185
                                                                                                  ------------
                                                                                                     1,558,321
                                                                                                  ------------
              ILLINOIS -- 3.9%
    500,000   Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)...................   7.750  09/01/1998     524,485
    680,000   Illinois Educ. Fac. Auth. Rev., Ser. A (Loyola Univ.),
                Prerefunded @ 102............................................   7.125  07/01/2001     758,112
    500,000   Chicago, IL, Public Bldg. Comm. Rev., Escrowed to Maturity.....   7.700  01/01/2008     523,360
  1,000,000   Evergreen Park, IL, Hosp. Fac. Rev. (Little Co. Mary Hosp.)....   7.750  02/15/2009   1,065,140
                                                                                                  ------------
                                                                                                     2,871,097
                                                                                                  ------------
              INDIANA -- 2.2%
  1,000,000   Indiana Bond Bank Special Prog. Rev., Ser. A1..................   6.650  01/01/2004   1,064,740
    500,000   Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A.............   6.600  01/01/2012     519,425
                                                                                                  ------------
                                                                                                     1,584,165
                                                                                                  ------------
              IOWA -- 1.7%
    250,000   Iowa Student Loan Liquidity Corp. Rev..........................   6.400  07/01/2004     262,765
    420,000   Iowa HFA Rev...................................................   6.500  07/01/2006     438,346
    240,000   Iowa Student Loan Liquidity Corp. Rev..........................   6.600  07/01/2008     250,754
    250,000   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.).   6.000  08/15/2009     256,693
                                                                                                  ------------
                                                                                                     1,208,558
                                                                                                  ------------


TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    MUNICIPAL BONDS                                                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
              KENTUCKY -- 3.2%
$   675,000   Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.....  10.250% 01/01/2000 $   804,640
    750,000   Kentucky St. Turnpike Auth. EDR (Revitalization Proj.).........   5.250  07/01/2005     758,040
    750,000   Kentucky St. Property & Bldg. Comm. Proj. #59 Rev..............   5.200  05/01/2006     744,248
                                                                                                  ------------
                                                                                                     2,306,928
                                                                                                  ------------
              LOUISIANA -- 1.4%
    440,000   Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)...   6.000  10/15/2003     462,026
    500,000   West Ouachita Parish, LA, School Dist. GO, Ser. A..............   6.700  03/01/2006     542,590
                                                                                                  ------------
                                                                                                     1,004,616
                                                                                                  ------------
              MARYLAND -- 1.5%
    500,000   Maryland St. Health & Higher Educ. Fac. Auth. Rev.
                (Univ. of Maryland Medical Sys.).............................   6.500  07/01/2001     538,130
    500,000   Maryland St. Comm. Dev. Admin. Rev.............................   8.500  04/01/2002     523,155
                                                                                                  ------------
                                                                                                     1,061,285
                                                                                                  ------------
              MASSACHUSETTS -- 4.4%
    750,000   Massachusetts St. Indust. Fin. Agy. ARPB (Asahi/America, Inc.).   5.100  03/01/1999     755,348
    500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A.............   6.500  09/01/2002     533,370
    500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B.............   6.600  09/01/2002     534,345
  1,280,000   Worcester, MA, GO..............................................   6.000  07/01/2006   1,355,008
                                                                                                  ------------
                                                                                                    3,178,071
                                                                                                  ------------
              MICHIGAN -- 2.3%
  1,000,000   Michigan St. Bldg. Auth. Rev., Ser. II.........................   6.400  10/01/2004   1,076,470
    600,000   Kalamazoo, MI, Hosp. Fin. Auth. Rev., Ser. A
                (Borgess Medical Ctr.).......................................   5.000  06/01/2006     575,934
                                                                                                  ------------
                                                                                                    1,652,404
                                                                                                  ------------
              MINNESOTA -- 1.0%
    700,000   Centennial, MN, ISD GO, Ser. A.................................   5.600  02/01/2002     727,839
                                                                                                  ------------

              MISSISSIPPI -- 1.0%
    500,000   Mississippi Higher Educ. Rev., Ser. B..........................   6.100  07/01/2001     513,415
    250,000   Hattiesburg, MS, Water & Sewer Rev.............................   4.800  08/01/2002     247,545
                                                                                                  ------------
                                                                                                      760,960
                                                                                                  ------------
              NEBRASKA -- 1.1%
     47,000   Nebraska Invest. Fin. Auth. SFM Rev., Ser. A...................   8.600  05/15/1997      48,116
    680,000   Nebraska Invest. Fin. Auth. Rev., Ser. 1989 (Foundation for
               Educ. Fund), Escrowed to Maturity.............................   7.000  11/01/2009     734,237
                                                                                                  ------------
                                                                                                      782,353
                                                                                                  ------------
              NEVADA -- 2.2%
    315,000   Washoe Co., NV, GO, Prerefunded @ 102..........................   7.375  07/01/1999     344,790
  1,000,000   Las Vegas, NV, GO, Sewer Impt. Rev.............................   6.500  10/01/2006   1,077,200
    185,000   Washoe Co., NV, GO.............................................   7.375  07/01/2009     200,373
                                                                                                  ------------
                                                                                                    1,622,363
                                                                                                  ------------
              NEW YORK -- 2.6%
    415,000   New York, NY, GO, Prerefunded @ 102............................   8.000  08/01/1997     441,842
    500,000   New York Local Gov't. Asst. Corp. Rev., Ser. 1991B.............   7.000  04/01/2002     549,710
     85,000   New York, NY, GO...............................................   8.000  08/01/2005      89,833
    810,000   New York St. Dorm. Auth. Rev. (Devereux Foundation)............   4.850  07/01/2006     786,494
                                                                                                  ------------
                                                                                                    1,867,879
                                                                                                  ------------

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    MUNICIPAL BONDS                                                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
              NORTH CAROLINA -- 8.0%
  $ 500,000   Charlotte, NC, GO..............................................   4.750% 02/01/2006 $   485,355
  1,065,000   Durham, NC, COP................................................   6.375  12/01/2006   1,132,457
  1,200,000   Asheville, NC, GO..............................................   6.100  03/01/2008   1,266,072
  1,000,000   Charlotte-Mecklenberg Hosp. NC, Health Care Sys. Rev...........   5.600  01/15/2009   1,005,040
    980,000   Univ. of North Carolina Chapel Hill Rev. (Univ. NC Hosp.)......   5.050  02/15/2009     924,816
  1,000,000   Univ. of North Carolina Chapel Hill Rev. (Univ. NC Hosp.)......   5.150  02/15/2010     947,380
                                                                                                  ------------
                                                                                                    5,761,120
                                                                                                  ------------
              OHIO -- 19.0%
  1,400,000   Ohio Air Quality Dev. Auth. Rev., VRDN, Ser. 1985B
                (Cincinnati Gas & Elec.).....................................   3.750  07/01/1996   1,400,000
    500,000   Ohio St. Bldg. Auth. Rev., Ser. A, Escrowed to Maturity........   7.150  03/01/1999     532,870
    700,000   Franklin Co., OH, Dev. & Ref. Rev., Ser. 1993
                (American Chemical Soc.).....................................   5.500  04/01/2000     700,707
    500,000   Franklin Co., OH,  Rev. (Online Computer Library Ctr.).........   5.500  04/15/2000     499,750
    750,000   Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)..................   5.000  09/01/2000     746,048
    950,000   Akron Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Summa Health Systems).......................................   5.900  11/15/2002     990,888
    270,000   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)...............   7.000  07/01/2003     290,528
  1,000,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.)...   5.600  12/01/2003     984,480
    500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home)..   6.600  01/01/2004     532,970
    825,000   Jackson, OH, Electric Sys. Mtg. Rev............................   5.200  07/15/2004     796,686
    445,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.)...........   5.500  12/01/2004     471,740
    625,000   Cuyahoga Co., OH, Util. Sys. Impt. & Ref. Rev., Ser. 1995B.....   5.500  08/15/2005     632,106
  1,005,000   Franklin Co., OH, Health Care Fac. Rev. (First Comm. Village)..   6.000  06/01/2006   1,004,940
    400,000   Painesville, OH, Elec. Rev.....................................   6.000  11/01/2006     414,828
  1,000,000   Mahoning Co., OH, GO...........................................   6.600  12/01/2006   1,086,970
    590,000   Ohio St. GO....................................................   4.950  08/01/2008     567,326
    800,000   West Clermont, OH, LSD GO......................................   6.150  12/01/2008     846,248
    500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.).............   7.000  01/01/2009     513,815
    750,000   Univ. of Cincinnati, OH, General Receipts, Ser. G..............   7.000  06/01/2011     818,580
                                                                                                  ------------
                                                                                                   13,831,480
                                                                                                  ------------
              PENNSYLVANIA -- 5.0%
    605,000   Chartiers Valley, PA, Comm. Dev. ARPB
                (Colonial Bldg. Partners Proj.)..............................   5.625  12/01/1997     609,271
    500,000   Pennsylvania St., IDR, Ser. A, Prerefunded @ 102...............   7.000  07/01/2001     555,630
  1,000,000   Allegheny Co., PA, Hosp. Dev. Auth. Rev.
                (Univ. of Pittsburgh Medical Ctr.)...........................   4.850  12/01/2006     944,050
  1,000,000   Pennsylvania Intergovt. Coop. Auth. Rev. (City of Philadelphia)   5.200  06/15/2007     980,190
    500,000   Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev.............   6.600  11/01/2009     527,750
                                                                                                  ------------
                                                                                                    3,616,891
                                                                                                  ------------
              PUERTO RICO -- 0.2%
    175,000   Puerto Rico Commonwealth GO, Prerefunded @ 102.................   7.125  07/01/1997     184,408
                                                                                                  ------------

              SOUTH CAROLINA -- 3.2%
  1,000,000   Piedmont, SC, Muni. Power Agy. Rev., Ser. A....................   6.000  01/01/2002   1,054,020
    525,000   South Carolina St. GO, Ser. A..................................   6.000  03/01/2004     557,655
    725,000   Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                (Columbia Metro.)............................................   6.000  01/01/2008     746,881
                                                                                                  ------------
                                                                                                    2,358,556
                                                                                                  ------------
              TENNESSEE -- 1.5%
    525,000   Southeast, TN, Tax-Exempt Mtg. Trust ARPB,
                Ser. 1990, Mandatory Put.....................................   7.250  04/01/2003     576,214
    500,000   Nashville, TN, Metro. Airport Rev., Ser. C.....................   6.625  07/01/2007     536,045
                                                                                                  ------------
                                                                                                    1,112,259
                                                                                                  ------------


TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    MUNICIPAL BONDS                                                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
              TEXAS -- 8.2%
$   510,000   Pasadena, TX, IDR (Univ. Space Research Assn.).................   6.650% 10/01/1996 $   512,876
    500,000   Texas Turnpike Auth. Rev. (Dallas N. Tollway),
                Prerefunded @ 102............................................   7.250  01/01/1999     542,210
    500,000   Houston, TX, Sr. Lien Rev., Ser. A (Hotel Tax & Parking Fac.),
                Prerefunded @ 100............................................   7.000  07/01/2001     549,155
    350,000   Univ. of Texas, TX, Rev., Ser. B, Prerefunded @102.............   6.750  08/15/2001     386,680
  1,000,000   Texas National Research Lab. Fin. Corp. Lease Rev.,
                Prerefunded @ 102............................................   6.850  12/01/2001   1,111,800
    500,000   N. Texas Higher Educ. Student Loan Rev., Ser. 1991A............   6.875  04/01/2002     523,945
    650,000   Galveston, TX, Health Fac. Rev. (Devereux Foundation)..........   4.900  11/01/2006     628,056
    500,000   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                Indexed INFLOS...............................................   8.150  05/15/2008     539,755
    479,105   Midland, TX, HFC Rev., Ser. A2.................................   8.450  12/01/2011     511,253
    650,000   Univ. of Texas, TX, Rev., Ser. B...............................   6.750  08/15/2013     701,441
                                                                                                  ------------
                                                                                                    6,007,171
                                                                                                  ------------
              UTAH -- 1.2%
    870,000   Utah St. School Dist. Fin. Corp. Rev., Mandatory Redemption....   8.375  08/15/1998     927,255
                                                                                                  ------------

              VIRGINIA -- 1.4%
    500,000   Chesterfield Co., VA, GO, Ser. B...............................   6.200  01/01/1999     521,995
    500,000   Chesapeake, VA, GO.............................................   5.900  08/01/2005     527,285
                                                                                                  ------------
                                                                                                    1,049,280
                                                                                                  ------------
              WASHINGTON -- 5.2%
    750,000   Seattle, WA, Drain & Wastewater Util. Rev., Prerefunded @ 102..   7.000  12/01/1999     819,487
  1,000,000   Seattle, WA, Muni. Metro. Sewer Rev., Prerefunded @ 102........   6.875  01/01/2000   1,087,940
    335,000   Washington St. GO, Ser. A, Prerefunded @ 100...................   6.400  03/01/2001     357,613
    440,000   Port of Everett, WA, Rev.......................................   6.500  04/01/2000     441,791
  1,000,000   Washington St. Motor Vehicle Fuel Tax Ref. GO..................   6.000  09/01/2004   1,056,040
                                                                                                  ------------
                                                                                                    3,762,871
                                                                                                  ------------
              WISCONSIN -- 1.4%
    505,000   Village of Dresser, WI, PCR Ref. Rev. (F & A Dairy, Inc.)......   6.000  05/01/2000     509,215
    500,000   Wisconsin Public Power System Rev., Ser. A, Prerefunded @ 102..   7.500  07/01/2000     558,320
- -------------                                                                                     ------------
                                                                                                    1,067,535
                                                                                                  ------------
$69,946,105   TOTAL MUNICIPAL BONDS -- 99.7%
=============
              (Amortized Cost $71,287,629) ..................................                     $72,708,536
              OTHER ASSETS AND LIABILITIES, NET-- 0.3% ......................                         204,869
                                                                                                  ------------
              NET ASSETS-- 100.0% ...........................................                     $72,913,405
                                                                                                  ============


OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1996

==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 88.8%             RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   470,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                Prerefunded @ 102............................................   7.500% 09/01/1999  $  519,256
    500,000   Montgomery Co., OH, Garbage & Refuse Rev., Ser. A,
                Prerefunded @ 102............................................   7.100  11/01/1999     547,675
    500,000   Ohio St. Bldg. Auth. Local Jail Rev. , Prerefunded @ 102.......   7.350  04/01/2000     554,040
    500,000   Ohio St. Higher Educ. Fac. Rev. (Ohio Northern Univ.),
                Prerefunded @ 100............................................   7.250  05/15/2000     544,525
    500,000   Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Children's Hosp.), Prerefunded @ 102........................   7.450  11/15/2000     561,440
    500,000   Franklin Co., OH, Convention Fac. Auth. Tax & Lease Rev.,
                Prerefunded @ 102............................................   7.000  12/01/2000     553,370
    500,000   Fairfield Co., OH, Hosp. Fac. Rev. (Lancaster-Fairfield Hosp.),
                Prerefunded @ 102............................................   7.100  06/15/2001     558,855
    250,000   Franklin Co., OH, IDR (1st Community Village Healthcare),
                Prerefunded @ 101.50.........................................  10.125  08/01/2001     306,442
     30,000   Clermont Co., OH, Hosp. Fac. Rev., Ser. A (Mercy Health Sys.),
                Prerefunded @ 100...........................................    7.500  09/01/2001      33,685
    460,000   Westerville, Minerva Park & Blendon, OH, Joint Hosp. Dist.
                Rev. (St. Ann's), Prerefunded @ 102..........................   7.100  09/15/2001     516,111
  1,310,000   Cuyahoga Co., OH, Hosp. Rev. (Mt. Sinai), Prerefunded @ 102....   6.625  11/01/2001   1,444,367
    500,000   Clermont Co., OH, Sewer Sys. Rev., Ser. 1991, Prerefunded @ 102   7.100  12/01/2001     562,830
     15,000   Summit Co., OH, GO, Ser. A, Prerefunded @ 100..................   6.900  08/01/2002      16,579
     40,000   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
                Prerefunded @ 100............................................  10.125  04/01/2003      48,878
    160,000   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                Prerefunded @ 100............................................  10.125  04/01/2003     194,533
    230,000   Summit Co., OH, GO, Ser. A, Prerefunded @ 100..................   6.900  08/01/2003     256,100
    290,000   Alliance, OH, CSD GO...........................................   6.900  12/01/2006     316,410
  1,635,000   Montgomery Co., OH, Solid Waste Rev............................   5.000  11/01/2007   1,594,828
    500,000   Cleveland, OH, Waterworks Impt. Rev., Ser. G (First Mtg.)......   5.500  01/01/2009     502,245
  1,000,000   Franklin Co., OH, Hosp. Impt. Rev. (Holy Cross Health Sys.)....   7.625  06/01/2009   1,104,770
    500,000   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General)............   6.700  12/01/2009     537,435
    250,000   Ohio St. Water Dev. Auth. Ref. & Impt. Rev. (Pure Water),
                Escrowed to Maturity.........................................   7.000  12/01/2009     281,370
    500,000   Ohio Capital Corp. MFH Rev.....................................   7.500  01/01/2010     535,435
    500,000   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A.................   6.400  10/15/2010     527,005
    500,000   Montgomery Co., OH, Solid Waste Rev............................   5.350  11/01/2010     488,230
    500,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.)....   6.750  11/15/2010     539,355
  1,000,000   Canton, OH, Waterworks Sys. GO, Ser. 1995......................   5.750  12/01/2010   1,013,330
    500,000   St. Mary's, OH, Elec. Sys. Rev.................................   7.150  12/01/2010     550,845
    500,000   Cleveland, OH, Waterworks Impt. Rev............................   6.500  01/01/2011     530,100
    275,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.), Escrowed to
                Maturity.....................................................   9.000  06/01/2011     303,979
  1,700,000   Ohio St. Water Dev. Auth. PCR..................................   5.700  06/01/2011   1,708,143
  1,500,000   Ohio St. Water Dev. Auth. PCR..................................   5.300  06/01/2011   1,448,925
    590,000   Ohio HFA SFM Rev., Ser. 1991D..................................   7.000  09/01/2011     622,167
    365,000   Bexley, OH, CSD GO.............................................   7.125  12/01/2011     426,371
    500,000   Greene Co., OH, Water Sys. Rev.................................   6.850  12/01/2011     541,900
    500,000   Maple Heights, OH, Various Purpose GO..........................   7.000  12/01/2011     551,860
    760,000   Springboro, OH, CSD GO.........................................   6.000  12/01/2011     799,946
    500,000   Stark Co., OH, Various Purpose GO..............................   7.050  12/01/2011     548,670
    530,000   Urbana, OH, Wastewater Impt. GO................................   7.050  12/01/2011     593,038
    600,000   Westerville, OH, Water Sys. Impt. GO...........................   6.450  12/01/2011     637,992
    500,000   Cleveland, OH, GO, Ser. A......................................   6.375  07/01/2012     524,400
    255,000   Summit Co., OH, GO, Ser. A.....................................   6.900  08/01/2012     272,641
    500,000   Brunswick, OH, CSD GO..........................................   6.900  12/01/2012     541,835
    500,000   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)..............   7.250  12/01/2012     552,805
    500,000   Springfield, OH, LSD GO........................................   6.600  12/01/2012     534,865
    500,000   Summit Co., OH, Various Purpose GO.............................   6.625  12/01/2012     535,445
    500,000   Warrensville Heights, OH, GO...................................   6.400  12/01/2012     536,455
  1,095,000   West Clermont, OH, LSD GO......................................   6.900  12/01/2012   1,211,103
    500,000   Worthington, OH, CSD GO........................................   6.375  12/01/2012     524,825
  2,500,000   Hamilton Co., OH, Hosp. Fac. Rev., Ser. D
                (Children's Hosp. Medical Ctr.)..............................   5.000  05/15/2013   2,296,450

OHIO INSURED TAX-FREE FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 88.8%             RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$   370,000   Ohio HFA SFM Rev., Ser. 1990D..................................   7.500% 09/01/2013 $   390,195
  1,425,000   Butler Co., OH, Sewer Sys. Rev.................................   5.125  12/01/2013   1,338,160
    500,000   Ohio St. Bldg. Auth. Rev., Ser. 1994A
                (Juvenile Correctional Bldg.)................................   6.600  10/01/2014     533,735
    500,000   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.).................   7.000  10/15/2014     541,020
    460,000   Bedford Heights, OH, GO........................................   6.500  12/01/2014     488,971
    290,000   Garfield Heights, OH, Various Purpose GO.......................   6.300  12/01/2014     301,438
  1,250,000   Maumee, OH, Hosp. Fac. Rev., Ser. 1994 (St. Luke's Hosp. Proj.)   5.800  12/01/2014   1,241,550
    290,000   Northwest, OH, LSD GO..........................................   7.050  12/01/2014     320,322
    530,000   Ottawa Co., OH, GO.............................................   5.750  12/01/2014     527,588
  1,000,000   Portage Co., OH, GO............................................   6.200  12/01/2014   1,035,660
  1,000,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)..........   5.875  09/01/2015     999,330
    550,000   Cambridge, OH, Water Sys. Mtg. Rev.............................   5.500  12/01/2015     534,638
  1,750,000   Dayton, OH, Airport Rev. (James M. Cox Dayton Int'l. Airport)..   5.250  12/01/2015   1,644,440
    500,000   Delaware, OH, CSD GO...........................................   5.750  12/01/2015     498,235
  1,700,000   Massillon, OH, GO..............................................   6.625  12/01/2015   1,821,754
    500,000   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)..............   6.750  12/01/2015     539,065
  1,420,000   Stow, OH, Safety Center Const., GO.............................   6.150  12/01/2015   1,463,409
  1,000,000   Tuscarawas, OH, LSD GO, Ser. 1995..............................   6.600  12/01/2015   1,076,500
    500,000   Cleveland, OH, Waterworks Impt. Rev............................   6.250  01/01/2016     512,925
    750,000   Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev., Prerefunded @100...   7.400  01/01/2016     840,540
    500,000   Ohio St. Air Quality Dev. Auth. Rev. (Ohio Edison).............   7.450  03/01/2016     547,185
  1,000,000   Montgomery Co., OH, Hosp. Rev. (Kettering Medical Ctr.)........   5.625  04/01/2016     976,030
    405,000   Ohio HFA SFM Rev., Ser. 1990F..................................   7.600  09/01/2016     429,191
  1,085,000   Ohio HFA SFM Rev., Ser. 1991D..................................   7.050  09/01/2016   1,140,834
    500,000   Celina, OH, Wastewater Sys. Mtg. Rev...........................   6.550  11/01/2016     527,195
  1,000,000   Cleveland, OH, Public Power Sys. Rev...........................   7.000  11/15/2016   1,104,420
    750,000   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.)............   6.250  11/15/2016     771,090
    705,000   Big Walnut, OH, LSD GO (Community Library Proj.)...............   6.650  12/01/2016     756,310
    590,000   Garfield Heights, OH, Various Purpose GO.......................   7.050  12/01/2016     646,687
    850,000   Alliance, OH, Waterworks Sys. Rev..............................   6.650  10/15/2017     906,245
    500,000   Toledo, OH, Sewer Sys. Rev.....................................   6.350  11/15/2017     521,580
    675,000   Reynoldsburg, OH, CSD GO.......................................   6.550  12/01/2017     718,963
    500,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1990B (Ohio Edison).   7.100  06/01/2018     542,230
    500,000   Newark, OH, Water Sys. Impt. Rev...............................   6.000  12/01/2018     505,350
     15,000   Ohio St. Water Dev. Auth. Ref. Rev.............................   9.375  12/01/2018      15,684
  1,000,000   S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996.....................   6.400  12/01/2018   1,051,640
    500,000   Seneca Co., OH, GO (Jail Fac.).................................   6.500  12/01/2018     530,215
    500,000   Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel)...........   6.750  06/01/2019     533,075
    500,000   Crawford Co., OH, GO...........................................   6.750  12/01/2019     541,630
    360,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)................   6.250  01/15/2020     368,230
    500,000   Lucas Co., OH, Hosp. Impt. Rev. (St. Vincent's Hosp.)..........   6.750  08/15/2020     539,435
  1,750,000   Celina, OH, CSD GO.............................................   5.250  12/01/2020   1,625,033
  1,000,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A
                (Columbus Southern Power)....................................   6.375  12/01/2020   1,037,170
    200,000   Montgomery Co., OH, Hosp. Rev. (Sisters of Charity)............   6.625  05/15/2021     211,324
  1,000,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)..........   6.733  10/05/2021   1,058,390
     20,000   Puerto Rico HFC SFM Rev., Ser. A ..............................   7.800  10/15/2021      20,599
  1,220,000   Butler Co., OH, Sewer Sys. Rev.................................   5.250  12/01/2021   1,131,294
  1,000,000   Kent St. Univ. General Receipts Rev............................   6.500  05/01/2022   1,057,040
    165,000   Puerto Rico HFC Rev............................................   6.850  10/15/2023     171,092
  1,000,000   Springboro, OH, Community CSD GO...............................   5.100  12/01/2023     904,420
  1,000,000   Ohio St. Turnpike Rev., Ser. 1996A.............................   5.500  02/15/2026     953,630
  1,000,000   Ohio St. Air Quality PCR (Penn Power)..........................   6.450  05/01/2027   1,041,670
- -------------                                                                                     ------------
$68,385,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
- -------------
              (Amortized Cost $67,853,032)...................................                     $70,988,215
                                                                                                  ------------


OHIO INSURED TAX-FREE FUND (CONTINUED)
==================================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY     MARKET
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 10.8%                   RATE      DATE        VALUE
- ----------------------------------------------------------------------------------------------------------------------------------
$ 8,600,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B...............   3.750% 07/01/1996 $ 8,600,000
- -------------                                                                                     ------------
$ 8,600,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
- -------------
              (Amortized Cost $8,600,000)....................................                     $ 8,600,000
                                                                                                  ------------
$76,985,000   TOTAL INVESTMENTS AT VALUE -- 99.6%
=============
              (Amortized Cost $76,453,032)...................................                     $79,588,215
              OTHER ASSETS AND LIABILITIES, NET--  0.4% .....................                         322,462
                                                                                                  ------------
              NET ASSETS-- 100.0%  ..........................................                     $79,910,677

NOTES TO PORTFOLIOS OF INVESTMENTS

JUNE 30, 1996
==============================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 1996.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bonds
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDA - Economic Development Authority
EDR - Economic Development Revenue
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue



ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
VRDN - Variable Rate Demand Notes

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
==============================================================================


Logo: Arthur Andersen LLP




To the Shareholders and Board of Trustees of the Midwest Group Tax Free Trust:

We have audited the accompanying statements of assets and liabilities of the Ohio Tax-Free Money Fund, Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund, California Tax-Free Money Fund and Royal Palm Florida Tax-Free Money Fund of the Midwest Group Tax Free Trust (a Massachusetts business trust), including the portfolios of investments, as of June 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Ohio Tax-Free Money Fund, Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund, California Tax-Free Money Fund and Royal Palm Florida Tax-Free Money Fund of the Midwest Group Tax Free Trust as of June 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

/s/Arthur Andersen LLP
Cincinnati, Ohio,
August 1, 1996